UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2010

Date of reporting period:	June 30, 2010

Item 1 - Report to Shareholders

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Core Plus Fixed Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Examples

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Class I	$1,000.00	$1,046.80	$1,021.37	$3.50	$3.46	0.69%
Core Plus Fixed Income Class II	1,000.00	1,045.00	1,020.13	4.77	4.71	0.94

*                 Expenses are calculated using each Portfolio Class shares’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**          Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher but close to its peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were competitive with its peer group average, and that performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (99.5%)
Agency Adjustable Rate Mortgages (1.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37 (a)	$1,008		$1,073
6.04%, 2/1/37 (a)	335		357
Federal National Mortgage Association,
Conventional Pools:
2.63%, 5/1/35 (a)	1,004		1,048
5.71%, 3/1/38 (a)	279		297
Government National Mortgage Association,
Various Pools:
3.13%, 12/20/25 (a)	17		18
3.38%, 01/20/25 - 03/20/25 (a)	149		153
3.63%, 9/20/27 (a)	8		8
4.38%, 04/20/25 - 06/20/25 (a)	210		219
			3,173
Agency Fixed Rate Mortgages (33.3%)
Federal Home Loan Mortgage Corp.,
August TBA:
5.00%, 8/25/40 (b)	4,200		4,426
5.50%, 8/25/40 (b)	1,875		2,006
6.00%, 8/25/40 (b)	3,200		3,466
Gold Pools:
5.00%, 1/1/37	4,265		4,524
5.50%, 5/1/38	3,458		3,716
6.00%, 08/1/37 - 05/1/38	366		397
6.50%, 09/1/32 - 09/1/36	1,945		2,138
7.50%, 06/1/20 - 05/1/35	237		269
8.00%, 8/1/32	104		120
8.50%, 8/1/31	129		151
September TBA:
4.50%, 9/25/40 (b)	4,175		4,295
Federal National Mortgage Association,
August TBA:
4.50%, 8/25/40 (b)	6,225		6,430
5.00%, 8/25/40 (b)	1,125		1,186
5.50%, 8/25/40 (b)	6,375		6,822
Conventional Pools:
5.00%, 03/1/37 - 04/1/39	2,945		3,121
5.50%, 05/1/37 - 08/1/38	5,957		6,409
6.00%, 07/1/38 - 06/1/39	11,626		12,627
6.50%, 11/1/27 - 10/1/38	1,318		1,449
7.00%, 06/1/29 - 11/1/32	100		114
7.50%, 8/1/37	335		382
8.00%, 4/1/33	251		292
8.50%, 10/1/32	229		266
9.50%, 4/1/30	77		91
13.00%, 10/1/15	—	@	—	@
Government National Mortgage Association,
July TBA:
5.50%, 7/25/40 (b)	2,050		2,215
Various Pools:
4.50%, 06/15/39 - 05/15/40	4,200		4,387
9.00%, 1/15/25	7		8
9.50%, 10/15/16	9		11
Government National Mortgage Association II,
3.38%, 3/20/25	3		3
			71,321
Asset-Backed Securities (1.6%)
Ally Master Owner Trust,
2.88%, 4/15/15 (c)	600		609
3.47%, 4/15/15 (c)	225		227
ARI Fleet Lease Trust,
1.80%, 8/15/18 (a)(c)	358		358
Brazos Student Finance Corp.,
2.08%, 6/25/35 (a)	205		205
Chesapeake Funding LLC,
2.35%, 12/15/20 (a)(c)	465		467
Ford Credit Floorplan Master Owner Trust,
2.05%, 2/15/17 (a)(c)	875		897
GE Dealer Floorplan Master Note Trust,
1.90%, 10/20/14 (a)(c)	500		501
SLM Student Loan Trust,
0.31%, 10/27/14 (a)	137		137
			3,401
Collateralized Mortgage Obligations — Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
7.50%, 12/1/29	18		5
8.00%, 01/1/28 - 06/1/31	36		10
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37	1,805		194
6.00%, 05/25/33 - 07/25/33	697		113
IO STRIPS
8.00%, 04/1/24 - 06/1/30	128		35
9.00%, 11/1/26	6		1
REMIC
7.00%, 9/25/32	204		228
			586
Commercial Mortgage Backed Securities (3.2%)
Banc of America Commercial Mortgage, Inc.,
5.93%, 2/10/51 (a)	1,800		1,883
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	950		970
5.92%, 3/15/49 (a)	1,175		1,255
Commercial Mortgage Pass Through Certificates,
6.01%, 12/10/49 (a)	800		828
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	1,085		1,089
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	755		786
			6,811

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (17.7%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (c)	$330	$326
Aegon N.V.,
4.63%, 12/1/15	425	435
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (c)	835	848
American Express Credit Corp.,
7.30%, 8/20/13	520	589
AvalonBay Communities, Inc.,
6.10%, 3/15/20	330	365
Bank of America Corp.,
5.63%, 7/1/20	320	323
Barclays Bank plc,
6.75%, 5/22/19	535	596
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	320	374
BioMed Realty LP,
6.13%, 4/15/20 (c)	215	224
Boston Properties LP,
5.63%, 11/15/20	205	215
5.88%, 10/15/19 (d)	300	322
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	460
Capital One Bank USA NA,
8.80%, 7/15/19	425	531
Catlin Insurance Co., Ltd.,
7.25%, (a)(c)(e)	400	323
Citigroup, Inc.,
8.50%, 5/22/19 (d)	1,465	1,749
Commonwealth Bank of Australia,
5.00%, 10/15/19 (c)	360	374
Credit Agricole SA,
3.50%, 4/13/15 (c)	775	759
Credit Suisse AG,
5.40%, 1/14/20	875	872
Credit Suisse, New York,
6.00%, 2/15/18	145	152
Digital Reality Trust LP,
4.50%, 7/15/15	605	603
Discover Bank/Greenwood,
7.00%, 4/15/20	620	627
Duke Realty LP,
6.75%, 3/15/20	400	421
Farmers Exchange Capital,
7.05%, 7/15/28 (c)	605	579
Farmers Insurance Exchange,
8.63%, 5/1/24 (c)	250	279
General Electric Capital Corp.,
5.63%, 5/1/18	920	979
6.00%, 8/7/19	825	895
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,320	1,385
7.50%, 2/15/19	250	280
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	450	438
HBOS plc,
6.75%, 5/21/18 (c)	790	741
Health Care REIT, Inc.,
6.13%, 4/15/20	325	337
HSBC Bank plc,
3.50%, 6/28/15 (c)	745	753
HSBC Finance Corp.,
6.38%, 10/15/11	185	193
JPMorgan Chase & Co.,
3.40%, 6/24/15	155	156
4.95%, 3/25/20 (d)	290	302
6.00%, 1/15/18 (d)	540	597
6.30%, 4/23/19	115	130
KeyCorp,
6.50%, 5/14/13 (d)	520	569
Lloyds TSB Bank plc,
5.80%, 1/13/20 (c)	120	114
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)	640	650
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	1,360	1,453
MetLife, Inc.,
7.72%, 2/15/19	475	566
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	430	440
National Australia Bank Ltd.,
3.75%, 3/2/15 (c)	325	333
Nationwide Building Society,
6.25%, 2/25/20 (c)	900	951
Nomura Holdings, Inc.,
6.70%, 3/4/20	420	445
Nordea Bank AB,
4.88%, 1/27/20 (c)	430	443
Pacific LifeCorp,
6.00%, 2/10/20 (c)	325	346
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	305	327
PNC Funding Corp.,
5.13%, 2/8/20	415	432
6.70%, 6/10/19	340	390
Principal Financial Group, Inc.,
8.88%, 5/15/19	235	289
Prudential Financial, Inc.,
4.75%, 9/17/15	430	444
6.63%, 12/1/37	130	137
Series D
7.38%, 6/15/19	150	174
Regions Financial Corp.,
5.75%, 6/15/15	545	542
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	310	332
Royal Bank of Scotland plc (The),
4.88%, 3/16/15	770	767
Santander US Debt S.A. Unipersonal,
3.72%, 1/20/15 (c)	500	481
Simon Property Group LP,
6.75%, 5/15/14 (d)	455	512

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
SLM Corp.,
5.00%, 10/1/13	$330	$316
Standard Chartered Bank,
6.40%, 9/26/17 (c)	305	329
Standard Chartered PLC,
3.85%, 4/27/15 (c)	315	318
Svenska Handelsbanken AB,
5.13%, 3/30/20 (c)	425	436
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	560	591
UBS AG,
5.88%, 12/20/17	480	509
US Central Federal Credit Union,
1.90%, 10/19/12 (d)	2,190	2,236
Vornado Realty LP,
4.25%, 4/1/15 (d)	325	323
WEA Finance LLC / WT Finance Aust Pty Ltd.,
6.75%, 9/2/19 (c)	400	445
Wells Fargo & Co.,
5.63%, 12/11/17	830	909
Xlliac Global Funding,
4.80%, 8/10/10 (c)	825	827
		37,908
Industrial (14.1%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	120	129
Altria Group, Inc.,
4.13%, 9/11/15 (d)	335	342
9.25%, 8/6/19 (d)	175	219
Anadarko Petroleum Corp.,
6.95%, 6/15/19	395	345
Anglo American Capital plc,
9.38%, 4/8/19 (c)	455	586
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15 (d)	30	31
5.38%, 11/15/14 (c)(d)	80	88
7.20%, 1/15/14 (c)	285	328
ArcelorMittal,
9.85%, 6/1/19 (d)	345	432
AT&T Corp.,
8.00%, 11/15/31	265	342
AT&T, Inc.,
6.15%, 9/15/34	415	437
6.30%, 1/15/38	170	185
AutoNation, Inc.,
6.75%, 4/15/18	185	183
BAT International Finance PLC,
9.50%, 11/15/18 (c)	330	433
Bombardier, Inc.,
7.50%, 3/15/18 (c)	115	119
7.75%, 3/15/20 (c)	220	229
Boston Scientific Corp.,
6.00%, 1/15/20 (d)	660	656
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19 (d)	220	263
CBS Corp.,
8.88%, 5/15/19	195	246
Cenovus Energy, Inc.,
5.70%, 10/15/19	300	329
CenturyTel, Inc.,
6.15%, 9/15/19	120	118
Comcast Corp.,
5.15%, 3/1/20	255	267
5.70%, 5/15/18	470	517
ConAgra Foods, Inc.,
8.25%, 9/15/30	360	465
Constellation Brands, Inc.,
7.25%, 9/1/16	140	142
Cooper US, Inc.,
5.25%, 11/15/12	290	313
Corning, Inc.,
6.63%, 5/15/19	150	176
7.25%, 8/15/36	245	275
COX Communications, Inc.,
8.38%, 3/1/39 (c)	45	61
CRH America, Inc.,
6.00%, 9/30/16	325	363
CSC Holdings LLC,
7.63%, 7/15/18	265	269
CSX Corp.,
6.15%, 5/1/37 (d)	120	132
CVS Pass-Through Trust,
6.04%, 12/10/28	343	352
8.35%, 7/10/31 (c)	394	479
Daimler Finance North America LLC,
7.30%, 1/15/12	190	205
Delhaize America, Inc.,
9.00%, 4/15/31	258	354
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	165	214
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
5.88%, 10/1/19	160	175
7.63%, 5/15/16	150	163
Discovery Communications LLC,
5.05%, 6/1/20	310	323
DISH DBS Corp.,
7.13%, 2/1/16 (d)	220	222
FBG Finance Ltd.,
5.13%, 6/15/15 (c)	320	343
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	130	143
Gaz Capital S.A. for Gazprom,
6.51%, 3/7/22 (c)(d)	165	160
Genzyme Corp.,
3.63%, 6/15/15 (c)	300	304
Grupo Bimbo S.A.B. de C.V.,
4.88%, 6/30/20 (c)	300	304
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (c)	380	401
HCA, Inc.,
8.50%, 4/15/19	225	240
Holcim US Finance Sarl & Cie SCS,
6.00%, 12/30/19 (c)	180	192
Home Depot, Inc.,
5.88%, 12/16/36	435	447

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrial (cont’d)
Hyatt Hotels Corp.,
6.88%, 8/15/19 (c)	$220	$237
International Paper Co.,
7.30%, 11/15/39	280	310
7.50%, 8/15/21 (d)	215	252
JC Penney Co., Inc.,
5.65%, 6/1/20	120	118
JC Penney Corp., Inc.,
6.38%, 10/15/36	251	238
KLA-Tencor Corp.,
6.90%, 5/1/18	400	448
Kraft Foods, Inc.,
5.38%, 2/10/20	705	757
7.00%, 8/11/37	115	136
Life Technologies Corp.,
6.00%, 3/1/20	300	325
MGM Resorts International,
13.00%, 11/15/13	435	504
Mosaic Co. (The),
7.63%, 12/1/16 (c)	580	627
Motiva Enterprises LLC,
5.75%, 1/15/20 (c)	295	325
NBC Universal, Inc.,
5.15%, 4/30/20 (c)	360	376
New Communications Holdings, Inc.,
8.50%, 4/15/20 (c)	675	680
News America, Inc.,
7.85%, 3/1/39	460	569
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15 (c)	185	191
Pall Corp.,
5.00%, 6/15/20	200	208
Petrobras International Finance Co. - Pifco,
5.75%, 1/20/20	405	410
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	151
Questar Market Resources, Inc.,
6.80%, 4/1/18	295	309
QVC, Inc.,
7.13%, 4/15/17 (c)	365	360
Qwest Corp.,
6.50%, 6/1/17	210	213
6.88%, 9/15/33	495	457
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	640	841
Ryder System, Inc.,
7.20%, 9/1/15	165	192
Sable International Finance Ltd.,
7.75%, 2/15/17 (c)(d)	480	485
SBA Telecommunications, Inc.,
8.25%, 8/15/19 (c)(d)	255	270
Southern Copper Corp.,
5.38%, 4/16/20 (d)	110	111
6.75%, 4/16/40	160	159
Systems 2001 AT LLC,
6.66%, 9/15/13 (c)	371	393
Teck Resources Ltd.,
10.25%, 5/15/16	355	419
Telecom Italia Capital SA,
7.00%, 6/4/18	760	811
7.18%, 6/18/19	20	22
Telefonica Europe BV,
8.25%, 9/15/30	420	519
Time Warner Cable, Inc.,
6.75%, 6/15/39	100	111
8.75%, 2/14/19	285	360
Time Warner, Inc.,
4.88%, 3/15/20	100	103
5.88%, 11/15/16	95	107
7.70%, 5/1/32	40	48
Vale Overseas Ltd.,
5.63%, 9/15/19 (d)	250	265
6.88%, 11/10/39 (d)	75	79
Verizon Communications, Inc.,
6.35%, 4/1/19 (d)	235	272
8.95%, 3/1/39	405	576
Viacom, Inc.,
6.88%, 4/30/36	275	312
Vivendi S.A.,
6.63%, 4/4/18 (c)	240	268
Weatherford International Ltd.,
9.63%, 3/1/19 (d)	450	543
WPP Finance UK,
8.00%, 9/15/14	270	317
Xerox Corp.,
5.63%, 12/15/19	100	107
6.35%, 5/15/18 (d)	135	151
		30,083
Utility (3.3%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	185	197
Series B
7.88%, 4/1/13	180	206
CMS Energy Corp.,
6.25%, 2/1/20	635	607
Colorado Interstate Gas Co.,
6.80%, 11/15/15	275	318
EDF SA,
4.60%, 1/27/20 (c)	210	216
El Paso Corp.,
8.25%, 2/15/16	230	242
Enel Finance International SA,
5.13%, 10/7/19 (c)	675	679
Energy Transfer Partners LP,
9.00%, 4/15/19	350	412
Enterprise Products Operating LLC,
5.25%, 1/31/20	110	113
Series N
6.50%, 1/31/19	370	416
EQT Corp.,
8.13%, 6/1/19	175	206
FirstEnergy Solutions Corp.,
6.05%, 8/15/21 (d)	525	537

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Utility (cont’d)
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19 (c)	$450	$442
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	570	547
Nisource Finance Corp.,
6.13%, 3/1/22	200	214
6.80%, 1/15/19	395	441
NRG Energy, Inc.,
8.50%, 6/15/19 (d)	245	250
Plains All American Pipeline L.P./ PAA Finance Corp.,
6.70%, 5/15/36	310	311
8.75%, 5/1/19 (d)	185	221
PPL Energy Supply LLC,
6.30%, 7/15/13	390	433
		7,008
Mortgages — Other (3.9%)
Banc of America Mortgage Securities, Inc.,
1.25%, 1/25/36 (a)	1,323	1,042
Countrywide Home Loan Mortgage Pass Through Trust,
6.00%, 8/25/37	1,325	1,127
FDIC Structured Sale Guaranteed Notes,
0.90%, 2/25/48 (a)(c)	939	943
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	663	615
6.25%, 8/25/36	629	497
GMAC Mortgage Corp. Loan Trust,
4.25%, 7/25/40 (c)	2,075	2,070
Lehman Mortgage Trust,
5.50%, 2/25/36	675	552
Mastr Adjustable Rate Mortgages Trust,
1.36%, 4/25/46 (a)	1,122	57
Structured Adjustable Rate Mortgage Loan Trust,
5.58%, 4/25/47 (a)	800	481
Suntrust Alternative Loan Trust,
6.00%, 12/25/35	863	621
WaMu Mortgage Pass Through Certificates,
4.74%, 9/25/35 (a)	375	310
		8,315
Municipal Bonds (1.7%)
Chicago Illinois Transit Authority,
6.20%, 12/1/40	255	269
City of Chicago, IL,
6.40%, 1/1/40	100	109
City of New York, NY,
5.97%, 3/1/36	215	227
Illinois State Toll Highway Authority,
6.18%, 1/1/34	630	658
Missouri Higher Education Loan Authority,
1.38%, 8/27/29 (a)	325	323
Municipal Electric Authority of Georgia,
6.66%, 4/1/57	415	412
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	220	218
New York City Transitional Finance Authority,
5.27%, 5/1/27	210	221
State of California, General Obligation Bonds,
5.95%, 4/1/16	1,195	1,277
		3,714
Sovereign (0.7%)
Export - Import Bank of Korea. 4.13%,
9/9/15 (d)	165	168
Federative Republic of Brazil,
6.00%, 1/17/17	560	619
Korea Development Bank. 4.38%,
8/10/15 (d)	335	342
State of Qatar,
4.00%, 1/20/15 (c)	275	284
		1,413
U.S. Agency Securities (3.3%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18 (d)	2,500	2,834
6.75%, 3/15/31 (d)	800	1,062
Federal National Mortgage Association,
1.75%, 2/22/13 (d)	1,200	1,224
2.50%, 5/15/14 (d)	2,000	2,067
		7,187
U.S. Treasury Securities (14.9%)
U.S. Treasury Bonds,
4.25%, 5/15/39	6,000	6,345
7.50%, 11/15/24 (d)	6,335	9,191
U.S. Treasury Note,
3.25%, 12/31/16	2,500	2,636
U.S. Treasury Notes,
2.75%, 2/15/19	4,075	4,060
3.63%, 8/15/19 (d)	9,110	9,634
		31,866
Total Fixed Income Securities (Cost $205,241)		212,786

	Shares
Short-Term Investments (37.1%)
Securities held as Collateral on Loaned Securities (20.0%)
Investment Company (16.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	35,187,113	35,187

	Face Amount (000)
Repurchase Agreements (3.5%)
Bank of America Securities, LLC, 0.05%, dated 06/30/10, due 07/01/10; proceeds $7,519; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $7,669.	$7,519	7,519
		42,706

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Shares	Value (000)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	6,274,021	$6,274

	Face Amount (000)
U.S. Treasury Securities (14.2%)
U.S. Treasury Bills,
0.15%, 8/5/10 (g)	$6,000	5,999
0.16%, 11/18/10 (g)(h)	10,000	9,994
0.17%, 10/28/10 (g)(h)	320	320
0.18%, 10/28/10 (g)(h)	75	75
0.19%, 10/28/10 (g)(h)	320	320
0.20%, 10/28/10 (g)(h)	340	340
0.20%, 10/28/10 (g)(h)	925	924
0.21%, 9/2/10 (g)	10,000	9,996
0.25%, 2/10/11 (g)	2,500	2,496
		30,464
Total Short-Term Investments (Cost $79,444)		79,444
Total Investments (136.6%) (Cost $284,685) Including $41,867 of Securities Loaned		292,230
Liabilities in Excess of Other Assets (-36.6%)		(78,315)
Net Assets (100.0%)		$213,915

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	All or a portion of security on loan at June 30, 2010.
(e)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2010.

(f)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(g)	Rate shown is the yield to maturity at June 30, 2010.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and as collateral for swap agreements.
@	Face Amount/Value is less than $500.
IO	Interest Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	482	$57,045	Sep-10	$942
Short:
U.S. Treasury 2 yr. Note	(199)	(43,547)	Sep-10	(175)
U.S. Treasury 10 yr. Note	(265)	(32,475)	Sep-10	(534)
U.S. Treasury 30 yr. Bond	(33)	(4,208)	Sep-10	(93)
				$140

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.45%	5/5/25	$10,100	$(21)
Bank of America	3 Month LIBOR	Receive	4.92	5/7/25	9,710	(116)
Credit Suisse	3 Month LIBOR	Receive	2.63	3/11/15	21,441	(809)
						$(946)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)		Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$5,488	3 Month LIBOR	Receive	11/15/21	$(678)
JPMorgan Chase & Co.	1,125	3 Month LIBOR	Receive	11/15/21	(165)
					$(843)

LIBOR  — London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-6 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,176	$—	$3,173
Agency Fixed Rate Mortgages	—	71,318	—	71,321
Asset-Backed Securities	—	3,401	—	3,401
Collateralized Mortgage Obligations — Agency Collateral Series	—	586	—	586
Commercial Mortgage Backed Securities	—	6,811	—	6,811
Finance	—	37,908	—	37,908
Industrials	—	30,083	—	30,083
Utilities	—	7,008	—	7,008
Mortgages — Other	—	8,315	—	8,315
Municipal Bonds	—	3,714	—	3,714
Sovereign	—	1,413	—	1,413
U.S. Agency Securities	—	7,187	—	7,187
U.S. Treasury Securities	—	31,866	—	31,866
Total Fixed Income Securities	—	212,786	—	212,786
Futures Contracts	942	—	—	942
Short-Term Investments
Investment Company	41,461	—	—	41,461
Repurchase Agreements	—	7,519	—	7,519
U.S. Treasury Securities	—	30,464	—	30,464
Total Short-Term Investments	41,461	37,983	—	79,444
Total Assets	42,403	250,769	—	293,172
Liabilities:
Futures Contracts	802	—	—	802
Interest Rate Swap Agreements	—	946	—	946
Zero Coupon Swap Agreements	—	843	—	843
Total Liabilities	802	1,789	—	2,591
Total	$41,601	$248,980	$—	$290,581

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	28.6%
Finance	15.2
U.S. Treasury Securities	12.7
Industrial	12.1
Other**	16.7
Short-Term Investments	14.7
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2010.

**   Industries and/or investment types representing less than 5% of total investments.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $240,029)	$246,795
Investments in Securities of Affiliated Issuers, at Value (Cost $44,656)	45,435
Total Investments in Securities, at Value (Cost $284,685)	292,230
Receivable for Delayed Delivery Commitments	40,678
Interest Receivable	1,739
Receivable for Investments Sold	1,601
Receivable for Portfolio Shares Sold	106
Receivable from Affiliates	25
Tax Reclaim Receivable	7
Other Assets	8
Total Assets	336,394
Liabilities:
Collateral on Securities Loaned, at Value	42,706
Payable for Delayed Delivery Commitments	71,024
Bank Overdraft	4,651
Unrealized Depreciation on Swap Agreements	1,789
Payable for Investments Purchased	1,212
Premium Received on Open Swap Contracts	463
Payable for Portfolio Shares Redeemed	248
Payable for Investment Advisory Fees	179
Due to Broker	45
Payable for Administration Fees	40
Payable for Professional Fees	32
Distribution Fees — Class II Shares	9
Payable for Custodian Fees	6
Payable for Directors’ Fees and Expenses	4
Payable for Transfer Agent Fees	— @
Other Liabilities	71
Total Liabilities	122,479
NET ASSETS	$213,915
Net Assets Consist of:
Paid-in-Capital	$288,454
Undistributed Net Investment Income	3,960
Accumulated Net Realized Loss	(84,395)
Unrealized Appreciation (Depreciation) on:
Investments	6,766
Investments in Affiliates	779
Futures Contracts	140
Swap Agreements	(1,789)
Net Assets	$213,915
CLASS I:
Net Assets	$165,096
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,883,981 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.78
CLASS II:
Net Assets	$48,819
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,995,136 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.77
(1) Including:
Securities on Loan, at Value:	$41,867

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $4 Foreign Taxes Withheld)	$4,569
Interest from Security of Affiliated Issuers	164
Dividends from Security of Affiliated Issuer	32
Total Investment Income	4,765
Expenses:
Investment Advisory Fees (Note B)	403
Administration Fees (Note C)	266
Distribution Fees — Class II Shares (Note D)	81
Shareholder Reporting Fees	45
Professional Fees	22
Custodian Fees (Note F)	7
Directors’ Fees and Expenses	3
Transfer Agency Fees (Note E)	1
Other Expenses	20
Expenses Before Non Operating Expenses	848
Bank Overdraft Expense	— @
Total Expenses	848
Distribution Fees — Class II Shares Waived (Note D)	(23)
Voluntary Waiver of Investment Advisory Fees (Note B)	(21)
Rebate from Morgan Stanley Affiliate (Note H)	(7)
Net Expenses	797
Net Investment Income	3,968
Realized Gain (Loss):
Investments Sold	4,423
Investments in Affiliates	40
Foreign Currency Transactions	— @
Futures Contracts	224
Swap Agreements	(831)
Net Realized Gain	3,856
Change in Unrealized Appreciation (Depreciation):
Investments	3,478
Investments in affiliates	779
Futures Contracts	(293)
Swap Agreements	(1,903)
Net Change in Unrealized Appreciation (Depreciation)	2,061
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	5,917
Net Increase in Net Assets Resulting from Operations	$9,885

@  Amount is less than $500.

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$3,968	$10,690
Net Realized Gain (Loss)	3,856	(6,080)
Net Change in Unrealized Appreciation (Depreciation)	2,061	25,889
Net Increase in Net Assets Resulting from Operations	9,885	30,499
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(9,768)	(15,216)
Class II:
Net Investment Income	(2,427)	(14,650)
Total Distributions	(12,195)	(29,866)
Capital Share Transactions:(1)
Class I:
Subscribed	29,947	27,540
Distributions Reinvested	9,768	15,216
Redeemed	(43,770)	(65,794)
Class II:
Subscribed	9,608	73,715
Distributions Reinvested	2,427	14,650
Redeemed	(6,980)	(371,431)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,000	(306,104)
Total Decrease in Net Assets	(1,310)	(305,471)
Net Assets:
Beginning of Period	215,225	520,696
End of Period (Including Undistributed Net Investment Income of $3,960 and $12,187)	$213,915	$215,225
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,994	2,784
Shares Issued on Distributions Reinvested	1,014	1,615
Shares Redeemed	(4,369)	(6,675)
Net Decrease in Class I Shares Outstanding	(361)	(2,276)
Class II:
Shares Subscribed	962	7,451
Shares Issued on Distributions Reinvested	252	1,565
Shares Redeemed	(700)	(37,921)
Net Increase (Decrease) in Class II Shares Outstanding	514	(28,905)

The accompanying notes are an integral part of the financial statements.	13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.92		$9.90	$11.59	$11.40	$11.52	$11.55
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.33	0.49	0.55	0.42	0.33
Net Realized and Unrealized Gain (Loss)	0.28		0.58	(1.67)	0.06	(0.01)	0.15
Total from Investment Operations	0.47		0.91	(1.18)	0.61	0.41	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.61)		(0.89)	(0.51)	(0.42)	(0.47)	(0.42)
Net Realized Gain	—		—	—	—	(0.06)	(0.09)
Total Distributions	(0.61)		(0.89)	(0.51)	(0.42)	(0.53)	(0.51)
Net Asset Value, End of Period	$9.78		$9.92	$9.90	$11.59	$11.40	$11.52
Total Return ++	4.68	%#	9.64%	(10.20)%	5.46%	3.73%	4.21%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$165,096		$171,120	$193,344	$270,733	$284,764	$290,727
Ratio of Expenses to Average Net Assets(1)	0.69	%*+	0.69%+	0.66%+	0.65%+	0.68%	0.68%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.69	%*+	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	3.78	%*+	3.34%+	4.65%+	4.83%+	3.72%	2.89%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%	N/A	N/A
Portfolio Turnover Rate	188	%#	433%	447%	162%	141%	172%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.72	%*+	0.72%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	3.75	%*+	3.31%+	N/A	N/A	N/A	N/A

†                  Per share amount is based on average shares outstanding.

++          Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

#                 Not Annualized.

*                 Annualized.

14	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.84		$9.81	$11.48	$11.31	$11.46	$11.51
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.28	0.46	0.50	0.40	0.31
Net Realized and Unrealized Gain (Loss)	0.28		0.59	(1.64)	0.08	(0.03)	0.14
Total from Investment Operations	0.45		0.87	(1.18)	0.58	0.37	0.45
Distributions from and/or in Excess of:
Net Investment Income	(0.52)		(0.84)	(0.49)	(0.41)	(0.46)	(0.41)
Net Realized Gain	—		—	—	—	(0.06)	(0.09)
Total Distributions	(0.52)		(0.84)	(0.49)	(0.41)	(0.52)	(0.50)
Net Asset Value, End of Period	$9.77		$9.84	$9.81	$11.48	$11.31	$11.46
Total Return ++	4.50	%#	9.38%	(10.46)%	5.22%	3.56%	3.93%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,819		$44,105	$327,352	$364,577	$139,715	$44,822
Ratio of Expenses to Average Net Assets(1)	0.94	%*+	0.94%+	0.91%+	0.90%+	0.93%	0.93%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.94	%*+	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	3.53	%*+	2.87%+	4.38%+	4.42%+	3.58%	2.69%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%	N/A %	N/A %
Portfolio Turnover Rate	188	%#	433%	447%	162%	141%	172%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.07	%*+	1.07%+	1.01%+	1.00%+	1.03%	1.03%
Net Investment Income to Average Net Assets	3.40	%*+	2.74%+	4.28%+	4.32%+	3.48%	2.59%

†                  Per share amount is based on average shares outstanding.

++          Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

#                 Not Annualized.

*                 Annualized.

The accompanying notes are an integral part of the financial statements.	15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Core Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Futures: In respect to futures, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected as part of “Due from (to) Broker” on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options: In respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument such as a security, currency or index, at an agreed upon price typically in exchange for a premium paid by the Fund. The Portfolio may purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments” on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. The Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Portfolio’s exposure to the underlying instrument. Writing a call options tend to decrease the Portfolio’s exposure to the underlying instruments. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Portfolio as a writer of an

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps: In respect to swaps, the Portfolio is subject to equity risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. In a zero-coupon interest rate swap, payment only occurs at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of floating rate investments been rolled over through the life of the swap. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with “Due from (to) Broker” on the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Balance Sheet” (ASC 210) (formerly known as FIN 39). Offsetting of Amounts Related to Certain Contracts an interpretation of ASC 210-20 (formerly known as APB No. 10 and SFAS 105) and are included within “Swap Agreements, at Value” on the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements on the Statement of Operations.

The Portfolio adopted the provisions of the FASB ASC 815-10, “Derivatives and Hedging” (“ASC 815-10”) (formerly known as SFAS 133-1) and ASC 460-10, “Guarantees” (“ASC 460-10”) (formerly known as FIN 45-4): An Amendment of FASB ASC 815 (formerly known as SFAS 133) and ASC 460 (formerly known as FIN 45), effective December 31, 2008. ASC 815-10 and ASC 460-10 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives. The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as credit default swaps. Where the Portfolio is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When the Portfolio is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

credit and a greater likelihood of an adverse credit event of the issuer.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Structured Investments: The Fund also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2010.

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)	Swap Agreements (000)
Assets:
Interest Rate Risk	Receivables	$942	$—
Liabilities:
Interest Rate Risk	Payables	$802	$1,789

(a)     This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflect the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$224
	Swap Agreements	(831)
Total		$(607)

Change in Unrealized Appreciation (Depreciation)

Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(293)
	Swap Agreements	(1,903)
Total		$(2,196)

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.     When-Issued/Delayed Delivery Securities: The Portfolio may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a when-issued

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.     Security Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $41,867,000 and related collateral outstanding at June 30, 2010 was approximately $42,706,000. For the six months ended June 30, 2010, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $20,000.

6.     Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

7.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives. Dividend income and distributions are recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Fund is informed of such dividends) net of applicable withholding taxes.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2010, these waivers amounted to approximately $21,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2010, this waiver amounted to approximately $23,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions Paid From:		2008 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$29,866	$—	$26,880	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustment for return of capital sold, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$1,597	$(1,597)	$—

At December 31, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$12,195	$—

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$284,685	$9,184	$(1,639)	$7,545

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $87,613,000, of which, $509,000 will expire on December 31, 2014, $55,992,000 will expire on December 31, 2016 and $31,112,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$18,209	$162,700	$139,448	$32	$41,461

The Portfolio had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the six months ended June 30, 2010:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Interest Income (000)	Market Value June 30, 2010 (000)
$4,192	$—	$508	$40	$164	$3,974

During the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than short-term investments, were approximately $56,751,000 and $40,102,000, respectively. For the six months ended June 30, 2010, purchases and sales of long-term U.S. Government securities were approximately $340,565,000 and $361,596,000, respectively.

During the six months ended June 30, 2010, the Portfolio incurred no brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 59.6% and 95.4%, for Class I and Class II shares, respectively.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolios as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolios’ financial statements.

K. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid	Custodian
State Street Bank and Trust Co.
Investment Adviser and Administrator	One Lincoln Street
Morgan Stanley Investment Management Inc.	Boston, MA 02111
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Dechert LLP
Distributor	1095 Avenue of the Americas
Morgan Stanley Distribution, Inc.	New York, New York 10036
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Dividend Disbursing and Transfer Agent	Boston, Massachusetts 02116-5072
Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
IU10-02913P-Y06/10

25

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Emerging Markets Debt Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Examples

Emerging Markets Debt Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Class I	$1,000.00	$1,040.80	$1,019.49	$5.41	$5.36	1.07%
Emerging Markets Debt Class II	1,000.00	1,040.50	1,019.24	5.67	5.61	1.12

*            Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**     Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was below its peer group average for the three-year period but better than its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio’s management fee, although higher than its peer group average, was acceptable given the quality and nature of the services provided, (ii) the Portfolio’s total expense ratio was competitive with its peer group average, and (iii) the Portfolio’s performance was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (90.9%)
Argentina (3.9%)
Sovereign (3.9%)
Republic of Argentina,
0.39%, 8/3/12 (a)	$18,933		$6,360
8.28%, 12/31/33 (b)	1,152		794
			7,154
Brazil (11.6%)
Sovereign (11.6%)
Banco Nacional de Desenvolvimento,
5.50%, 7/12/20 (c)	1,360		1,370
6.37%, 6/16/18 (c)	2,340		2,501
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 01/1/17 - 01/1/21	BRL	8,944	4,185
Federative Republic of Brazil,
5.88%, 1/15/19 (b)	$1,060		1,169
7.13%, 1/20/37 (b)	350		415
8.00%, 1/15/18	3,256		3,793
8.88%, 10/14/19 - 04/15/24	3,765		4,973
11.00%, 8/17/40 (b)	2,050		2,755
			21,161
Bulgaria (0.3%)
Sovereign (0.3%)
Republic of Bulgaria,
8.25%, 1/15/15 (c)	493		558

Colombia (3.2%)
Sovereign (3.2%)
Republic of Colombia,
7.38%, 3/18/19	2,820		3,314
11.75%, 2/25/20	1,690		2,518
			5,832
Croatia (0.4%)
Sovereign (0.4%)
Republic of Croatia,
6.75%, 11/5/19 (c)	760		797

Dominican Republic (0.4%)
Sovereign (0.4%)
Dominican Republic,	420		435
7.50%, 5/6/21 (c)
9.04%, 1/23/18	317		353
			788
Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador,
9.38%, 12/15/15	1,050		966

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13	500		511

Ghana (1.0%)
Sovereign (1.0%)
Republic of Ghana,
8.50%, 10/4/17 (c)	1,636		1,728

Indonesia (7.7%)
Corporate Bonds (0.5%)
Pindo Deli Finance BV,
Zero Coupon, 4/28/27 (a)(c)(d)	2,691		54
Tranche A, Zero Coupon
3.33%, 4/28/15 (a)(c)(d)(e)	195		47
Tranche B, Zero Coupon
2.33%, 4/28/18 (a)(c)(d)(e)	1,640		209
Tjiwi Kimia Finance BV,
Tranche A, Zero Coupon
3.33%, 4/28/15 (a)(d)(e)	781		182
Tranche B, Zero Coupon
3.32%, 4/28/18 (a)(c)(d)(e)	1,433		283
Tranche C, Zero Coupon
Zero Coupon, 4/28/27 (a)(c)(d)(e)	2,923		58
			833
Sovereign (7.2%)
Republic of Indonesia,
6.88%, 01/17/18 (c)	1,750		1,990
7.75%, 01/17/38 (c)	4,156		4,946
11.63%, 03/4/19 (c)	4,240		6,116
			13,052
			13,885
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast,
2.50%, 12/31/32	1,337		769

Kazakhstan (3.9%)
Sovereign (3.9%)
Intergas Finance BV,
6.38%, 5/14/17	410		412
KazMunaiGaz Finance Sub BV,
7.00%, 5/5/20 (c)	1,311		1,323
9.13%, 07/2/18 (c)	4,650		5,361
			7,096
Lithuania (0.4%)
Sovereign (0.4%)
Republic of Lithuania,
6.75%, 1/15/15 (c)	770		811

Mexico (11.7%)
Sovereign (11.7%)
Pemex Project Funding Master Trust,
6.63%, 06/15/35 - 06/15/38 (b)	2,901		2,989
Petroleos Mexicanos,
8.00%, 5/3/19 (b)	1,176		1,405

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

		Face Amount (000)	Value (000)
Mexico (cont’d)
Mexican Bonos,
8.50%, 5/31/29	MXN	49,249	$4,206
Pemex Project Funding Master Trust,
8.63%, 12/1/23	$1,350		1,552
United Mexican States,
5.63%, 1/15/17		689	760
5.95%, 3/19/19		4,572	5,098
6.05%, 1/11/40		1,140	1,208
6.75%, 9/27/34		3,591	4,157
			21,375
Panama (2.7%)
Sovereign (2.7%)
Republic of Panama,
5.20%, 1/30/20		3,240	3,386
8.88%, 9/30/27		383	512
9.38%, 4/1/29		740	1,029
			4,927
Peru (5.0%)
Sovereign (5.0%)
Republic of Peru,
7.13%, 3/30/19		2,070	2,458
7.35%, 7/21/25		2,170	2,609
8.75%, 11/21/33		3,005	4,087
			9,154
Philippines (4.9%)
Sovereign (4.9%)
Republic of Philippines,
8.38%, 6/17/19		672	835
8.88%, 3/17/15		2,128	2,628
9.00%, 2/15/13		2,180	2,556
9.50%, 2/2/30		2,071	2,812
			8,831
Russia (11.4%)
Sovereign (11.4%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (c)		1,401	1,397
7.18%, 05/16/13 (c)		1,220	1,292
Russian Federation,
7.50%, 03/31/30 (c)(f)		11,894	13,484
12.75%, 6/24/28		2,700	4,543
			20,716
Senegal (0.2%)
Sovereign (0.2%)
Republic of Senegal,
8.75%, 12/22/14		360	353

South Africa (0.2%)
Sovereign (0.2%)
Republic of South Africa,
5.50%, 3/9/20		370	384

Trinidad and Tobago (0.4%)
Sovereign (0.4%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36 (c)		699	642

Turkey (8.1%)
Sovereign (8.1%)
Republic of Turkey,
6.75%, 5/30/40		1,340	1,350
6.88%, 3/17/36		679	705
7.50%, 07/14/17 - 11/7/19		6,498	7,477
10.50%, 1/15/20	TRY	2,325	1,549
11.88%, 1/15/30	$1,340		2,178
16.00%, 3/7/12	TRY	2,222	1,561
			14,820
Ukraine (3.6%)
Sovereign (3.6%)
Ukraine Government,
6.58%, 11/21/16	$2,376		2,224
6.75%, 11/14/17		3,710	3,451
7.65%, 6/11/13		776	786
			6,461
Uruguay (0.2%)
Sovereign (0.2%)
Republic of Uruguay,
8.00%, 11/18/22		340	411

Venezuela (8.5%)
Sovereign (8.5%)
Republic of Venezuela,
5.75%, 02/26/16		1,634	1,030
6.00%, 12/9/20		880	466
7.00%, 3/31/38		1,079	585
7.65%, 4/21/25		1,850	1,004
8.50%, 10/8/14		770	595
9.00%, 5/7/23		1,423	889
9.25%, 09/15/27 - 05/7/28		11,832	7,777
10.75%, 9/19/13		3,500	3,062
			15,408
Total Fixed Income Securities (Cost $160,630)			165,538

No. of Warrants
Warrants (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expires 11/15/2020 (a)(d)	750	86

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	No. of Warrants	Value (000)
Venezuela (0.1%)
Republic of Venezuela, expires 04/15/2020 (a)(d)	3,750	$96
Total Warrants (Cost $—)		182

Shares
Short-Term Investments (8.9%)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	2,399,731	2,400

	Face Amount (000)
Repurchase Agreement (0.3%)
Bank of America Securities, LLC, (0.05%, dated 06/30/10, due 07/01/10; proceeds $513; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $523)	$513	513
Total Securities held as Collateral on Loaned Securities (Cost $2,913)		2,913

	Shares
Investment Company (7.3%)
United States (7.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $13,192) (g)	13,192,335	13,192
Total Short-Term Investments (Cost $16,105)		16,105
Total Investments (99.9%) (Cost $176,735) Including $2,822 of Securities Loaned		181,825
Other Assets in Excess of Liabilities (0.1%)		103
Net Assets (100.0%)		$181,928

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.
(b)	All or a portion of security on loan at June 30, 2010.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at June 30, 2010.
(e)	Issuer is in default.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity date.
(g)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	9,581	$11,718	7/30/10	USD	11,811	$11,811	$93
USD	4,814	4,814	7/20/10	IDR	43,713,400	4,807	(7)
USD	1,600	1,600	7/26/10	RUB	49,550	1,582	(18)
USD	8,648	8,648	7/30/10	PLN	29,170	8,582	(66)
		$26,780				$26,782	$2

BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican New Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
USD	— United States Dollar

Fair Value Measurement Information:

        The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$833	$—	$833
Sovereign	—	164,705	—	164,705
Total Fixed Income Securities	—	165,538	—	165,538
Warrants	—	182	—	182
Foreign Currency Exchange Contracts	—	93	—	93
Short-Term Investments
Investment Company	15,592	—	—	15,592
Repurchase Agreement	—	513	—	513
Total Short-Term Investments	15,592	513	—	16,105
Total Assets	15,592	166,326	—	181,918
Liabilities:
Foreign Currency Exchange Contracts	—	91	—	91
Total Liabilities	—	91	—	91
Total	$15,592	$166,235	$—	$181,827

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	92.1%
Other**	0.5
Short-Term Investments	7.4
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2010.

**          Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities

June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $161,143)	$166,233
Investments in Securities of Affiliated Issuer, at Value (Cost $15,592)	15,592
Total Investments in Securities, at Value (Cost $176,735)	181,825
Foreign Currency, at Value (Cost $418)	414
Cash	64
Interest Receivable	3,369
Receivable for Portfolio Shares Sold	209
Unrealized Appreciation on Foreign Currency Exchange Contracts	93
Receivable from Affiliate	1
Other Assets	5
Total Assets	185,980
Liabilities:
Collateral on Securities Loaned, at Value	2,913
Payable for Portfolio Shares Redeemed	606
Payable for Investment Advisory Fees	347
Unrealized Depreciation on Foreign Currency Exchange Contracts	91
Payable for Administration Fees	37
Payable for Professional Fees	21
Payable for Custodian Fees	12
Distribution Fees — Class II Shares	1
Payable for Directors’ Fees and Expenses	1
Other Liabilities	23
Total Liabilities	4,052
NET ASSETS	$181,928
Net Assets Consist of:
Paid-in-Capital	$179,875
Undistributed Net Investment Income	2,120
Accumulated Net Realized Loss	(5,154)
Unrealized Appreciation (Depreciation) on:
Investments	5,090
Foreign Currency Exchange Contracts and Translations	(3)
Net Assets	$181,928
CLASS I:
Net Assets	$151,677
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,649,196 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.72
CLASS II:
Net Assets	$30,251
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,939,202 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.68
(1) Including:
Securities on Loan, at Value:	$2,822

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$5,813
Dividends from Security of Affiliated Issuer	11
Total Investment Income	5,824
Expenses:
Investment Advisory Fees (Note B)	679
Administration Fees (Note C)	226
Distribution Fees — Class II Shares (Note D)	60
Shareholder Reporting Fees	20
Professional Fees	16
Custodian Fees (Note F)	14
Directors’ Fees and Expenses	3
Transfer Agency Fees (Note E)	— @
Other Expenses	8
Total Expenses	1,026
Distribution Fees — Class II Shares Waived (Note D)	(52)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	971
Net Investment Income	4,853
Realized Gain (Loss):
Investments Sold	4,208
Foreign Currency Exchange Contracts	(735)
Foreign Currency Transactions	82
Net Realized Gain	3,555
Change in Unrealized Appreciation (Depreciation):
Investments	(1,930)
Foreign Currency Exchange Contracts	(38)
Foreign Currency Translations	(14)
Net Change in Unrealized Appreciation (Depreciation)	(1,982)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,573
Net Increase in Net Assets Resulting from Operations	$6,426

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,853	$9,176
Net Realized Gain (Loss)	3,555	(3,871)
Net Change in Unrealized Appreciation (Depreciation)	(1,982)	30,755
Net Increase in Net Assets Resulting from Operations	6,426	36,060
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(6,338)	(8,421)
Class II:
Net Investment Income	(1,308)	(2,546)
Total Distributions	(7,646)	(10,967)
Capital Share Transactions:(1)
Class I:
Subscribed	25,993	48,827
Distributions Reinvested	6,338	8,421
Redeemed	(17,627)	(31,529)
Class II:
Subscribed	2,191	8,361
Distributions Reinvested	1,308	2,546
Redeemed	(9,434)	(7,459)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,769	29,167
Total Increase in Net Assets	7,549	54,260
Net Assets:
Beginning of Period	174,379	120,119
End of Period (Including Undistributed Net Investment Income of $2,120 and $4,913)	$181,928	$174,379
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,234	6,698
Shares Issued on Distributions Reinvested	844	1,231
Shares Redeemed	(2,252)	(4,441)
Net Increase in Class I Shares Outstanding	1,826	3,488
Class II:
Shares Subscribed	269	1,155
Shares Issued on Distributions Reinvested	175	374
Shares Redeemed	(1,214)	(1,085)
Net Increase (Decrease) in Class II Shares Outstanding	(770)	444

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.75		$6.47	$8.53	$8.92	$9.04	$8.89
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.47	0.46	0.54	0.53	0.73
Net Realized and Unrealized Gain (Loss)	0.10		1.41	(1.61)	0.01	0.32	0.30
Total from Investment Operations	0.31		1.88	(1.15)	0.55	0.85	1.03
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.60)	(0.58)	(0.66)	(0.80)	(0.73)
Net Realized Gain	—		—	(0.33)	(0.28)	(0.17)	(0.15)
Total Distributions	(0.34)		(0.60)	(0.91)	(0.94)	(0.97)	(0.88)
Net Asset Value, End of Period	$7.72		$7.75	$6.47	$8.53	$8.92	$9.04
Total Return ++	4.08	%#	30.21%	(14.98)%	6.55%	10.81%	12.25%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$151,677		$138,080	$92,681	$128,135	$136,167	$155,945
Ratio of Expenses to Average Net Assets	1.07	%*+	1.08%+	1.10%+	1.06%+	1.10%	1.09%
Ratio of Net Investment Income to Average Net Assets(1)	5.37	%*+	6.50%+	6.00%+	6.15%+	5.98%	8.18%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	43	%#	97%	70%	59%	57%	63%

†	Per share amount is based on average shares outstanding.
++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$7.71		$6.43		$8.49	$8.88		$9.01	$8.87
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.46		0.46	0.53		0.50	0.71
Net Realized and Unrealized Gain (Loss)	0.09		1.41		(1.62)	0.02		0.34	0.30
Total from Investment Operations	0.30		1.87		(1.16)	0.55		0.84	1.01
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.59)		(0.57)	(0.66)		(0.80)	(0.72)
Net Realized Gain	—		—		(0.33)	(0.28)		(0.17)	(0.15)
Total Distributions	(0.33)		(0.59)		(0.90)	(0.94)		(0.97)	(0.87)
Net Asset Value, End of Period	$7.68		$7.71		$6.43	$8.49		$8.88	$9.01
Total Return ++	4.05	%#	30.11%		(14.98)%	6.39%		10.80%	12.14%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,251		$36,299		$27,438	$40,571		$38,329	$33,994
Ratio of Expenses to Average Net Assets(1)	1.12	%*+	1.13	%+	1.15%+	1.11	%+	1.15%	1.14%
Ratio of Net Investment Income to Average Net Assets(1)	5.32	%*+	6.48	%+	5.97%+	6.10	%+	5.69%	8.08%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	43	%#	97%		70%	59%		57%	63%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.42	%*+	1.43	%+	1.45%+	1.41	%+	1.45%	1.44%
Net Investment Income to Average Net Assets	5.02	%*+	6.18	%+	5.67%+	5.80	%+	5.39%	7.78%

†	Per share amount is based on average shares outstanding.
++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contract. In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Futures. In respect to futures, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected as part of “Due from (to) Broker” on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. In respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument such as a security, currency or index, at an agreed upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments” on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. The Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Portfolio’s exposure to the underlying instrument. Writing a call options tend to decrease the Portfolio’s exposure to the underlying instruments. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

may not be able to enter into a closing transaction because of an illiquid market. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps: In respect to swaps, the Portfolio is subject to equity risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. In a zero-coupon interest rate swap, payment only occurs at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of floating rate investments been rolled over through the life of the swap. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with “Due from (to) Broker” on the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Balance Sheet” (ASC 210) (formerly known as FIN 39). Offsetting of Amounts Related to Certain Contracts an interpretation of ASC 210-20 (formerly known as APB No. 10 and SFAS 105) and are included within “Swap Agreements, at Value” on the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain or loss on swap agreements on the Statement of Operations.

The Portfolio adopted the provisions of the FASB ASC 815-10, “Derivatives and Hedging” (“ASC 815-10”) (formerly known as SFAS 133-1) and ASC 460-10, “Guarantees” (“ASC 460-10”) (formerly known as FIN 45-4): An Amendment of FASB ASC 815 (formerly known as SFAS 133) and ASC 460 (formerly known as FIN 45), effective December 31, 2008. ASC 815-10 and ASC 460-10 require the seller of credit derivatives to provide additional disclosure about its credit derivatives. The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as credit default swaps. Where the Portfolio is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When the Portfolio is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Structured Investments. The Portfolio also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio’s illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

The Portfolio adopted the provisions of FASB “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2010.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Assets:
Foreign Currency Contracts Risk	Receivables	$93
Liabilities:
Foreign Currency Contracts Risk	Payables	$91

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency	Foreign Currency
Contracts Risk	Exchange Contracts	$(735)

Change in Unrealized Appreciation (Depreciation)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency	Foreign Currency
Contracts Risk	Exchange Contracts	$(38)

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.              When-Issued/Delayed Delivery Securities: The Portfolio may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.              Loan Agreements: The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt (“Lenders”) deemed to be creditworthy by the investment adviser. The Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”)

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

from third parties. The Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

6.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $2,822,000 and related collateral outstanding at June 30, 2010 was approximately $2,913,000. For the six months ended June 30, 2010, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $6,000.

7.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

8.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

9.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

the six months ended June 30, 2010, this waiver amounted to approximately $52,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions Paid From:		2008 Distributions Paid From:
Ordinary Income (000)	Long-term Capital Gain (000)	Ordinary Income (000)	Long-term Capital Gain (000)
$10,967	$—	$14,632	$3,263

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, paydown adjustments and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(2,319)	$2,319	$	(—	@)

@ Amount is less than $500.

At December 31, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7,646	$—

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$176,735	$11,895	$(6,805)	$5,090

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $7,308,000, of which, $4,779,000 will expire on December 31, 2016, and $2,529,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$13,161	$102,282	$99,851	$11	$15,592

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $86,173,000 and $90,277,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred no brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 61.0% and 82.8%, for Class I and Class II shares, respectively.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

K. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid	Custodian
State Street Bank and Trust Co.
Investment Adviser and Administrator	One Lincoln Street
Morgan Stanley Investment Management Inc.	Boston, MA 02111
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Dechert LLP
Distributor	1095 Avenue of the Americas
Morgan Stanley Distribution, Inc.	New York, New York 10036
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Dividend Disbursing and Transfer Agent	Boston, Massachusetts 02116-5072
Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
IU10-02906P-Y06/10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Emerging Markets Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Examples

Emerging Markets Equity Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Portfolio	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Class I	$1,000.00	$935.60	$1,016.91	$7.63	$7.95	1.59%
Emerging Markets Equity Class II	1,000.00	935.10	1,016.66	7.87	8.20	1.64

*                 Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**          Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio’s management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, (ii) the Portfolio’s total expense ratio was competitive with its peer group average, and (iii) the Portfolio’s performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (96.7%)
Argentina (0.1%)
Banco Macro SA ADR	14,300	$421

Brazil (11.6%)
Banco Bradesco SA (Preference)	133,650	2,081
Banco Bradesco SA ADR (a)	319,820	5,072
BRF - Brasil Foods SA	731,894	9,610
Cia de Bebidas das Americas (Preference) ADR (a)	89,400	9,030
Cielo SA	709,600	5,976
Itau Unibanco Holding SA	120,693	2,173
Itau Unibanco Holding SA (Preference) ADR (a)	729,870	13,145
MRV Engenharia e Participacoes SA	463,900	3,267
NET Servicos de Comunicacao SA (Preference) (b)	491,029	4,625
NET Servicos de Comunicacao SA ADR (a)(b)	4,900	46
OGX Petroleo e Gas Participacoes SA (b)	285,300	2,643
PDG Realty S.A. Empreendimentos e Participacoes	630,000	5,319
Petroleo Brasileiro SA ADR (a)	180,593	5,382
Petroleo Brasileiro SA ADR	132,700	4,554
Petroleo Brasileiro SA, (Preference) Class H	351,104	5,225
Tim Participacoes SA ADR	85,900	2,331
Ultrapar Participacoes SA (Preference)	74,830	3,581
Vale SA (Preference)	31,755	667
Vale SA (Preference) ADR	814,425	17,119
Vale SA ADR (a)	24,600	599
Vivo Participacoes SA ADR	174,800	4,531
		106,976
China (16.1%)
Bank of China Ltd., Class H	12,019,000	6,063
Beijing Enterprises Holdings Ltd.	819,500	5,324
Belle International Holdings Ltd.	4,026,000	5,708
China Citic Bank Corp. Ltd., Class H	6,156,000	3,882
China Coal Energy Co., Class H	3,771,000	4,729
China Construction Bank Corp., Class H	18,394,000	14,803
China Dongxiang Group Co.	2,834,400	1,885
China Life Insurance Co., Ltd., Class H	2,364,000	10,385
China Mobile Ltd.	1,019,000	10,156
China Oilfield Services Ltd., Class H	3,056,000	3,573
China Pacific Insurance Group Co., Ltd., Class H (a)	1,417,600	5,589
China Petroleum & Chemical Corp., Class H	12,500,000	10,089
China Resources Power Holdings Co., Ltd.	3,201,300	7,252
China Telecom Corp. Ltd., Class H	10,762,000	5,138
China Unicom Hong Kong Ltd. (a)	4,364,000	5,834
China Zhongwang Holdings Ltd. (a)	3,013,200	1,901
Dongfeng Motor Group Co., Ltd., Class H (a)	3,405,000	3,874
Fushan International Energy Group Ltd. (a)	4,956,000	2,786
GOME Electrical Appliances Holdings Ltd. (b)	24,212,059	7,315
Hengan International Group Co., Ltd.	307,500	2,481
Industrial & Commercial Bank of China, Class H	10,728,000	7,790
PetroChina Co., Ltd., Class H	2,718,000	3,000
Ping An Insurance Group Co. of China Ltd., Class H (a)	592,000	4,772
Sany Heavy Equipment International Holdings Co., Ltd.	2,251,000	2,475
Shanghai Industrial Holdings Ltd.	1,570,000	6,218
Tencent Holdings Ltd.	18,500	305
Tsingtao Brewery Co., Ltd., Class H (a)	438,000	2,047
Want Want China Holdings Ltd. (a)	4,459,000	3,756
		149,130
Czech Republic (1.0%)
CEZ A.S.	51,368	2,109
Komercni Banka A.S.	42,380	6,848
		8,957
Egypt (2.2%)
Commercial International Bank Egypt S.A.E.	582,273	6,884
Juhayna Food Industries (b)	3,152,888	2,286
Orascom Construction Industries (b)	96,280	3,839
Orascom Construction Industries GDR	50,650	1,925
Telecom Egypt	2,047,461	5,640
		20,574
Hungary (1.6%)
MOL Hungarian Oil and Gas plc (b)	86,890	7,172
OTP Bank plc (b)	84,269	1,696
Richter Gedeon Nyrt	35,374	6,255
		15,123
India (10.1%)
Asian Paints Ltd.	70,756	3,483
Bharat Heavy Electricals Ltd.	87,074	4,587
Colgate-Palmolive India Ltd.	143,672	2,567
Deccan Chronicle Holdings Ltd.	364,060	958
Dr. Reddy’s Laboratories Ltd.	192,466	5,960
Glenmark Pharmaceuticals Ltd.	636,119	3,671
HDFC Bank Ltd.	239,636	9,862
Hindalco Industries Ltd.	1,036,900	3,186
Hindustan Construction Co.	711,210	1,800
IndusInd Bank Ltd.	982,400	4,308
Infosys Technologies Ltd.	188,135	11,243
ITC Ltd.	578,392	3,777
KSK Energy Ventures Ltd. (b)	770,769	2,805
Marico Ltd.	941,679	2,612
Nestle India Ltd.	33,496	2,070
Reliance Industries Ltd.	305,666	7,122
Rural Electrification Corp. Ltd.	412,292	2,685
Shree Renuka Sugars Ltd.	1,181,000	1,708
State Bank of India	48,742	2,401
Sun TV Network Ltd.	284,274	2,662
Tata Motors Ltd.	421,849	7,018
Wipro Ltd.	384,035	3,154
Yes Bank Ltd.	683,100	3,910
		93,549

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Indonesia (4.5%)
Astra International Tbk PT	1,743,900	$9,180
Bank Central Asia Tbk PT	10,572,500	6,834
Bank Rakyat Indonesia	4,198,500	4,241
Bumi Resources Tbk PT	12,595,000	2,573
Golden Agri-Resources Ltd.	8,718,000	3,263
Indofood Sukses Makmur Tbk PT	10,582,000	4,777
Indosat Tbk PT	5,020,000	2,708
Perusahaan Gas Negara PT	5,982,500	2,530
Telekomunikasi Indonesia Tbk PT	6,937,500	5,848
		41,954
Korea, Republic of (12.3%)
Amorepacific Corp.	3,693	3,139
Cheil Industries, Inc.	62,008	4,750
Cheil Worldwide, Inc.	383,175	4,006
Hynix Semiconductor, Inc. (b)	111,750	2,266
Hyundai Engineering & Construction Co., Ltd.	61,710	2,840
Hyundai Mobis	28,943	4,847
Hyundai Motor Co.	33,633	3,940
KB Financial Group, Inc.	43,007	1,642
Kia Motors Corp.	163,117	4,328
KT Corp.	84,960	3,123
KT Corp. ADR (a)	44,900	861
LG Chem Ltd.	39,415	9,905
LG Display Co., Ltd.	148,160	4,920
LG Display Co., Ltd. ADR (a)	45,800	737
LG Telecom Ltd.	29,453	183
NHN Corp. (b)	28,660	4,265
OCI Co., Ltd.	17,658	3,561
POSCO	6,471	2,456
Samsung Electronics Co., Ltd.	33,699	21,159
Samsung Electronics Co., Ltd. (Preference)	9,039	3,854
Samsung Fire & Marine Insurance Co., Ltd.	21,874	3,467
Samsung Life Insurance Co., Ltd.	37,250	3,155
Shinhan Financial Group Co., Ltd.	182,436	6,719
Shinsegae Co., Ltd.	9,501	4,101
SSCP Co., Ltd. (b)	162,828	965
Woongjin Coway Co., Ltd.	190,102	6,355
Woori Finance Holdings Co., Ltd.	219,090	2,581
		114,125
Lebanon (0.6%)
Banque Audi sal- Audi Saradar Group GDR	369,270	3,082
BLOM Bank SAL GDR	26,946	2,365
		5,447
Malaysia (1.0%)
Axiata Group Bhd (b)	4,263,400	5,127
Sime Darby Bhd	1,650,900	4,065
		9,192
Mexico (5.9%)
America Movil S.A.B. de C.V., Class L ADR	510,149	24,232
Empresas ICA S.A.B. de C.V. (b)	622,100	1,469
Fomento Economico Mexicano S.A.B. de C.V. ADR	264,300	11,405
Genomma Lab Internacional SA de C.V., Class B (b)	489,200	1,625
Grupo Financiero Banorte S.A.B. de C.V. Series O	1,474,898	5,588
Grupo Televisa SA ADR	406,000	7,068
Wal-Mart de Mexico S.A.B. de C.V.	1,577,800	3,495
		54,882
Peru (0.3%)
Credicorp Ltd.	30,530	2,775

Philippines (1.8%)
Ayala Corp.	405,770	2,833
Metro Pacific Investments Corp. (b)	48,376,000	2,859
Metropolitan Bank & Trust	2,910,900	3,874
Philippine Long Distance Telephone Co.	70,010	3,591
SM Investments Corp.	341,970	3,071
		16,228
Poland (3.0%)
Bank Handlowy w Warszawie SA (b)	87,996	1,904
Bank Zachodni WBK SA	32,771	1,855
Central European Distribution Corp. (a)(b)	191,787	4,100
Polski Koncern Naftowy Orlen SA (b)	500,633	5,192
Powszechna Kasa Oszczednosci Bank Polski SA	573,198	6,107
Powszechny Zaklad Ubezpieczen SA (b)	36,575	3,774
Telekomunikacja Polska SA	1,230,328	5,167
		28,099
Russia (4.2%)
Lukoil OAO ADR (a)	266,286	13,591
Protek (b)	847,223	2,736
Rosneft Oil Co. GDR (b)	987,943	6,014
Rosneft Oil Co. GDR (b)	18,100	110
RusHydro (b)	56,157,585	2,694
RusHydro ADR (b)	505,285	2,418
Sberbank of Russian Federation	1,383,507	3,335
Wimm-Bill-Dann Foods OJSC ADR	231,136	4,114
X5 Retail Group N.V. GDR (b)	111,967	3,720
		38,732
South Africa (6.7%)
Anglo Platinum Ltd. (b)	50,289	4,732
AVI Ltd.	963,570	2,757
Clicks Group Ltd.	1,366,200	6,010
Impala Platinum Holdings Ltd.	441,800	10,242
Imperial Holdings Ltd.	309,200	3,397
MTN Group Ltd.	1,003,666	13,158
Naspers Ltd., Class N	235,476	7,914
SABMiller PLC	283,852	7,901
Tiger Brands Ltd.	278,399	6,141
		62,252

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Taiwan (7.2%)
Acer, Inc.	1,459,082	$3,384
Asustek Computer, Inc.	354,600	2,616
AU Optronics Corp.	4,181,990	3,723
Cathay Financial Holding Co., Ltd. (b)	4,476,250	6,617
China Steel Corp.	5,116,000	4,711
Evergreen Marine Corp. Taiwan Ltd. (b)	3,656,000	2,306
Fubon Financial Holding Co., Ltd. (b)	4,373,000	4,855
Hon Hai Precision Industry Co., Ltd. (b)	2,860,600	10,047
HTC Corp.	331,375	4,396
Lite-On Technology Corp.	2,216,000	2,424
MediaTek, Inc.	63,000	879
PEGATRON Corp. (b)	1	—	@
Taiwan Fertilizer Co., Ltd.	680,000	1,782
Taiwan Semiconductor Manufacturing Co., Ltd.	5,159,242	9,647
Uni-President Enterprises Corp.	3,742,000	4,121
Wistron Corp.	1,674,497	2,457
Yuanta Financial Holding Co., Ltd.	4,441,000	2,370
		66,335
Thailand (2.6%)
Banpu PCL NVDR	268,400	4,993
Kasikornbank PCL (Foreign)	628,500	1,825
Kasikornbank PCL NVDR	1,030,500	2,863
PTT Exploration & Production PCL (Foreign)	493,500	2,166
Siam Cement PCL NVDR	541,300	4,341
Siam Commercial Bank PCL (Foreign)	1,789,100	4,461
Total Access Communication PCL NVDR	2,904,400	3,282
		23,931
Turkey (3.4%)
Akbank TAS	729,955	3,485
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	549,130	6,412
Coca-Cola Icecek A.S.	314,902	2,800
TAV Havalimanlari Holding A.S. (b)	1,226,771	4,329
Tupras Turkiye Petrol Rafine	141,125	2,560
Turk Telekomunikasyon A.S.	1,112,585	3,526
Turkcell Iletisim Hizmet A.S.	469,827	2,430
Turkiye Garanti Bankasi A.S.	1,328,450	5,504
		31,046
United States (0.5%)
Mead Johnson Nutrition Co. (a)	100,139	5,019
Total Common Stocks (Cost $844,697)		894,747

Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (b) (Cost $708)	3,926,900	5,063

Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (4.5%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	33,936,782	33,937

	Face Amount (000)
Repurchase Agreement (0.8%)
Bank of America Securities, LLC (0.05%, dated 06/30/10, due 07/01/10; proceeds $7,252; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $7,397)	$7,251	7,251
Total Securities held as Collateral on Loaned Securities (Cost $41,188)		41,188

	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $22,149) (c)	22,149,126	22,149
Total Short-Term Investments (Cost $63,337)		63,337
Total Investments (104.1%) (Cost $908,742) Including $38,754 of Securities Loaned (d)		963,147
Liabilities in Excess of Other Assets (-4.1%)		(37,748)
Net Assets (100.0%)		$925,399

(a)	All or a portion of security on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(d)

The approximate market value and percentage of total investments, $671,107,000 and 69.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	121	$16	7/2/10	USD	16	$16	$—	@
USD	171	171	7/1/10	MXN	2,199	170	(1)
USD	134	134	7/2/10	MXN	1,729	133	(1)
USD	8	8	7/7/10	ZAR	58	8	—	@
ZAR	748	98	7/1/10	USD	99	99	1
ZAR	6,055	789	7/6/10	USD	798	798	9
ZAR	2,349	306	7/6/10	USD	307	307	1
		$1,522				$1,531	$9

HKD       — Hong Kong Dollar

MXN      — Mexican New Peso

USD        — United States Dollar

ZAR       — South African Rand

@                Value is less than $500.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-6 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$—		$4,847	$—	$4,847
Automobiles	—		21,322	—	21,322
Beverages	24,535		19,160	—	43,695
Capital Markets	—		2,370	—	2,370
Chemicals	—		24,447	—	24,447
Commercial Banks	44,497		117,881	—	162,378
Communications Equipment	—		4,396	—	4,396
Computers & Peripherals	—	@	10,881	—	10,881
Construction & Engineering	1,469		10,403	—	11,872
Construction Materials	—		4,341	—	4,341
Distributors	—		3,397	—	3,397
Diversified Financial Services	—		13,233	—	13,233
Diversified Telecommunication Services	861		34,460	—	35,321
Electric Utilities	2,694		7,332	—	10,026
Electrical Equipment	—		4,586	—	4,586
Electronic Equipment, Instruments & Components	737		18,690	—	19,427
Energy Equipment & Services	—		3,574	—	3,574
Food & Staples Retailing	5,781		7,822	—	13,603
Food Products	18,743		28,593	—	47,336
Gas Utilities	—		2,530	—	2,530
Health Care Providers & Services	2,736		—	—	2,736
Household Durables	8,586		6,355	—	14,941
Independent Power Producers & Energy Traders	—		7,252	—	7,252
Industrial Conglomerates	—		18,678	—	18,678
Information Technology Services	5,976		14,397	—	20,373
Insurance	6,929		30,830	—	37,759
Internet Software & Services	—		4,570	—	4,570
Machinery	—		9,493	—	9,493
Marine	—		2,306	—	2,306
Media	11,739		15,540	—	27,279
Metals & Mining	18,385		30,013	—	48,398
Multiline Retail	—		6,009	—	6,009
Oil, Gas & Consumable Fuels	37,252		53,443	—	90,695
Personal Products	—		10,799	—	10,799
Pharmaceuticals	1,625		15,887	—	17,512
Semiconductors & Semiconductor Equipment	—		37,805	—	37,805
Specialty Retail	—		13,023	—	13,023
Textiles, Apparel & Luxury Goods	—		1,885	—	1,885
Tobacco	—		3,777	—	3,777
Transportation Infrastructure	—		4,329	—	4,329
Wireless Telecommunication Services	31,095		40,451	—	71,546
Total Common Stocks	223,640		671,107	—	894,747
Foreign Currency Exchange Contracts	—		11	—	11
Investment Companies	5,063		—	—	5,063
Short-Term Investments
Investment Company	56,086		—	—	56,086
Repurchase Agreement	—		7,251	—	7,251
Total Short-Term Investments	56,086		7,251	—	63,337
Total Assets	284,789		678,369	—	963,158
Liabilities:
Foreign Currency Exchange Contracts	—		2	—	2
Total Liabilities	—		2	—	2
Total	$284,789		$678,367	$—	$963,156

@            Amount is less than $500.

        Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, securities with a total value of $71,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Commercial Banks	17.6%
Oil, Gas & Consumable Fuels	9.8
Wireless Telecommunication Services	7.8
Metals & Mining	5.3
Other**	57.1
Short-Term Investments	2.4
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2010.

**          Industries representing less than 5% of total investments.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $851,948)	$901,998
Investments in Securities of Affiliated Issuer, at Value (Cost $56,794)	61,149
Total Investments in Securities, at Value (Cost $908,742)	963,147
Foreign Currency, at Value (Cost $4,830)	4,813
Cash	761
Dividends Receivable	3,456
Receivable for Investments Sold	1,908
Receivable for Portfolio Shares Sold	253
Tax Reclaim Receivable	15
Unrealized Appreciation on Foreign Currency Exchange Contracts	11
Receivable from Affiliate	3
Other Assets	30
Total Assets	974,397
Liabilities:
Collateral on Securities Loaned, at Value	41,188
Payable for Investment Advisory Fees	2,923
Payable for Investments Purchased	2,344
Deferred Capital Gain Country Tax	1,337
Payable for Portfolio Shares Redeemed	472
Payable for Custodian Fees	432
Payable for Administration Fees	194
Payable for Professional Fees	31
Distribution Fees — Class II Shares	14
Payable for Directors’ Fees and Expenses	9
Unrealized Depreciation on Foreign Currency Exchange Contracts	2
Payable for Transfer Agent Fees	— @
Other Liabilities	52
Total Liabilities	48,998
NET ASSETS	$925,399
Net Assets Consist of:
Paid-in-Capital	$1,060,196
Distributions in Excess of Net Investment Income	(659)
Accumulated Net Realized Loss	(186,640)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $1,876 Deferred Capital Gain Country Tax)	48,174
Investments in Affiliates	4,355
Foreign Currency Exchange Contracts and Translations	(27)
Net Assets	$925,399
CLASS I:
Net Assets	$547,725
Net Asset Value, Offering and Redemption Price Per Share Applicable to 45,302,030 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.09
CLASS II:
Net Assets	$377,674
Net Asset Value, Offering and Redemption Price Per Share Applicable to 31,311,722 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.06
(1) Including:
Securities on Loan, at Value:	$38,754

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,020 of Foreign Taxes Withheld)	$11,149
Interest from Securities of Unaffiliated Issuers	164
Dividends from Security of Affiliated Issuer	7
Total Investment Income	11,320
Expenses:
Investment Advisory Fees (Note B)	5,970
Administration Fees (Note C)	1,209
Distribution Fees — Class II Shares (Note D)	695
Custodian Fees (Note F)	532
Shareholder Reporting Fees	32
Professional Fees	32
Directors’ Fees and Expenses	13
Transfer Agency Fees (Note E)	3
Other Expenses	14
Expenses Before Non Operating Expenses	8,500
Bank Overdraft Expense	— @
Total Expenses	8,500
Voluntary Waiver of Investment Advisory Fees (Note B)	(69)
Distribution Fees — Class II Shares Waived (Note D)	(596)
Rebate from Morgan Stanley Affiliate (Note H)	(47)
Net Expenses	7,788
Net Investment Income	3,532
Realized Gain (Loss):
Investments Sold	49,807
Foreign Currency Exchange Contracts	(163)
Foreign Currency Transactions	46
Net Realized Gain	49,690
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Country Tax Accruals of $798)	(121,449)
Investments in Affiliates	224
Foreign Currency Exchange Contracts	11
Foreign Currency Translations	(34)
Net Change in Unrealized Appreciation (Depreciation)	(121,248)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(71,558)
Net Decrease in Net Assets Resulting from Operations	$(68,026)

@            Amount is less than $500.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Emerging Markets Equity Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$3,532	$2,813
Net Realized Gain (Loss)	49,690	(118,348)
Net Change in Unrealized Appreciation (Depreciation)	(121,248)	504,925
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,026)	389,390
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(3,772)	—
Class II:
Net Investment Income	(2,441)	—
Total Distributions	(6,213)	—
Capital Share Transactions:(1)
Class I:
Subscribed	61,545	121,323
Distributions Reinvested	3,772	—
Redeemed	(65,075)	(117,723)
Class II:
Subscribed	39,754	94,409
Distributions Reinvested	2,441	—
Redeemed	(42,499)	(46,050)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(62)	51,959
Total Increase (Decrease) in Net Assets	(74,301)	441,349
Net Assets:
Beginning of Period	999,700	558,351
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(659) and $2,022)	$925,399	$999,700
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,660	12,126
Shares Issued on Distributions Reinvested	310	—
Shares Redeemed	(5,155)	(12,418)
Net Decrease in Class I Shares Outstanding	(185)	(292)
Class II:
Shares Subscribed	3,076	9,018
Shares Issued on Distributions Reinvested	201	—
Shares Redeemed	(3,392)	(4,812)
Net Increase (Decrease) in Class II Shares Outstanding	(115)	4,206

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$13.01		$7.66		$24.27	$19.53		$14.73	$11.05
Income (Loss) from Investment Operations
Net Investment Income†	0.03		0.04		0.08	0.01		0.05	0.10
Net Realized and Unrealized Gain (Loss)	(0.87)		5.31		(11.33)	7.45		5.27	3.63
Total from Investment Operations	(0.84)		5.35		(11.25)	7.46		5.32	3.73
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		—		—	(0.10)		(0.13)	(0.05)
Net Realized Gain	—		—		(5.36)	(2.62)		(0.39)	—
Total Distributions	(0.08)		—		(5.36)	(2.72)		(0.52)	(0.05)
Net Asset Value, End of Period	$12.09		$13.01		$7.66	$24.27		$19.53	$14.73
Total Return ++	(6.44	)%#	69.84%		(56.62)%	40.45%		37.14%	33.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$547,725		$591,835		$350,649	$1,220,017		$868,701	$647,447
Ratio of Expenses to Average Net Assets(1)	1.59	%+*	1.59	%+	1.60%+	1.58	%+	1.62%^	1.65%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.59	%+*	N/A		N/A	N/A		N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	0.75	%+*	0.41	%+	0.52%+	0.03	%+	0.31%	0.81%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	27	%#	64%		98%	107%		77%	53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.61	%+*	1.61	%+	1.62%+	1.58	%+	1.63%	1.66%
Net Investment Income to Average Net Assets	0.73	%+*	0.39	%+	0.50%+	0.03	%+	0.30%	0.80%

†                 Per share amount is based on average shares outstanding.

++          Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^                  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I shares.

§                 Amount is less than 0.005%.

#                 Not Annualized.

*                 Annualized.

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.98		$7.63		$24.25	$19.52	$14.71	$11.04
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.03		0.03		0.07	(0.01)	0.03	0.08
Net Realized and Unrealized Gain (Loss)	(0.87)		5.32		(11.33)	7.46	5.30	3.64
Total from Investment Operations	(0.84)		5.35		(11.26)	7.45	5.33	3.72
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		—		—	(0.10)	(0.13)	(0.05)
Net Realized Gain	—		—		(5.36)	(2.62)	(0.39)	—
Total Distributions	(0.08)		—		(5.36)	(2.72)	(0.52)	(0.05)
Net Asset Value, End of Period	$12.06		$12.98		$7.63	$24.25	$19.52	$14.71
Total Return ++	(6.49	)%#	70.12%		(56.74)%	40.45%	37.17%	33.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$377,674		$407,865		$207,702	$453,483	$229,038	$92,594
Ratio of Expenses to Average Net Assets(1)	1.64	%+*	1.64	%+	1.65%+	1.63%+	1.67%^	1.70%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.64	%+*	N/A		N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.70	%+*	0.34	%+	0.47%+	(0.04)%+	0.19%	0.66%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	27	%#	64%		98%	107%	77%	53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.96	%+*	1.96	%+	1.97%+	1.93%+	1.98%	2.01%
Net Investment Income (Loss) to Average Net Assets	0.38	%+*	0.02	%+	0.15%+	(0.34)%+	(0.12)%	0.35%

†                 Per share amount is based on average shares outstanding.

++          Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^                  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.70% for Class II shares.

§                 Amount is less than 0.005%.

#                 Not Annualized.

*                 Annualized.

The accompanying notes are an integral part of the financial statements.	13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2010, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2010.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Assets:
Foreign Currency Contracts Risk	Receivables	$11
Liabilities:
Foreign Currency Contracts Risk	Payables	$2

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$(163)

Change in Unrealized Appreciation (Depreciation)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$11

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $38,754,000 and related collateral outstanding at June 30, 2010 was approximately $41,188,000. For the six months ended June 30, 2010, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $150,000.

5.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

6.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.60% for Class I shares and 1.65% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2010, this waiver amounted to approximately $69,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as the investment sub-advisers (the “Sub-Advisers”) for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2010, this waiver amounted to approximately $596,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes – Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions Paid From:		2008 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$91,161	$262,829

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to wash sales adjustments, and foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$1,299	$192	$(1,491)

At December 31, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,213	$—

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$908,742	$120,381	$(65,976)	$54,405

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2009, the Portfolio deferred to January 4, 2010, for U.S. Federal income tax purposes, capital losses of approximately $50,000.

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $217,287,000, of which, $3,315,000 will expire on December 31, 2016 and $213,972,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Morgan Stanley Growth Fund. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $27,000 relating to the Portfolio’s investment in the Morgan Stanley Growth Fund. The Morgan Stanley Growth Fund has a cost basis of approximately $708,000 at June 30, 2010.

A summary of the Portfolio’s transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$4,839	$—	$—	$—	$5,063

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $20,000 relating to the Portfolio’s investment in the Liquidity Funds.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$80,214	$146,760	$170,888	$14,050	$56,086

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

U.S. Government securities and short-term investments, were approximately $260,929,000 and $249,672,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred approximately $32,000 in brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer. Additionally, during the six months ended June 30, 2010, the Portfolio incurred approximately $53,000 in brokerage commissions with Citigroup, Inc., an affiliated broker/dealer and the Portfolio incurred no brokerage commissions with China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 72.6% and 80.3%, for Class I and Class II shares, respectively.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

K. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid	Custodian
State Street Bank and Trust Co.
Investment Adviser and Administrator	One Lincoln Street
Morgan Stanley Investment Management Inc.	Boston, MA 02111
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Dechert LLP
Distributor	1095 Avenue of the Americas
Morgan Stanley Distribution, Inc.	New York, New York 10036
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Dividend Disbursing and Transfer Agent	Boston, Massachusetts 02116-5072
Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
IU10-02893P-Y06/10

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Global Franchise Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Example

Global Franchise Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Class II	$1,000.00	$968.60	$1,018.99	$5.71	$5.86	1.17%

*            Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**     Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that while the management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. The Board concluded that (i) the Portfolio’s management fee, although higher than the peer group average, was acceptable given the quality and nature of services provided, (ii) the Portfolio’s total expense ratio was competitive with its peer group average and (iii) the Portfolio’s performance was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Finland (2.9%)
Kone Oyj, Class B	67,852	$2,698

France (2.9%)
Danone	50,948	2,721

Japan (3.0%)
Kao Corp.	118,800	2,793

Netherlands (4.3%)
Reed Elsevier N.V.	271,741	2,997
Wolters Kluwer N.V.	51,451	982
		3,979
Sweden (4.6%)
Swedish Match AB	198,984	4,335

Switzerland (9.2%)
Nestle SA (Registered)	126,679	6,112
Novartis AG (Registered)	50,066	2,429
		8,541
United Kingdom (30.6%)
Admiral Group PLC	69,098	1,445
British American Tobacco PLC	254,818	8,069
Diageo PLC	129,759	2,033
Experian PLC	104,166	902
Imperial Tobacco Group PLC	213,297	5,947
Reckitt Benckiser Group PLC	123,634	5,719
Unilever PLC	163,969	4,370
		28,485
United States (40.2%)
Accenture PLC, Class A	60,635	2,344
Brown-Forman Corp., Class B	45,861	2,625
Dr. Pepper Snapple Group, Inc.	152,246	5,693
Kellogg Co.	90,702	4,562
Mead Johnson Nutrition Co.	32,945	1,651
Microsoft Corp.	108,526	2,497
Moody’s Corp.	179,637	3,578
Philip Morris International, Inc.	89,268	4,092
Procter & Gamble Co. (The)	71,721	4,302
Scotts Miracle-Gro Co. (The), Class A	53,732	2,386
Visa, Inc., Class A	40,258	2,848
Weight Watchers International, Inc.	35,794	920
		37,498
Total Common Stocks (Cost $88,308)		91,050

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $1,077) (a)	1,077,404	$1,077
Total Investments (98.9%) (Cost $89,385) (b)		92,127
Other Assets in Excess of Liabilities (1.1%)		1,048
Net Assets (100.0%)		$93,175

(a)                                 See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(b)                                 The approximate market value and percentage of total investments, $53,552,000 and 58.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	1,625	$2,428	7/1/10	USD	2,328	$2,328	$(100)
GBP	1,625	2,428	7/1/10	USD	2,328	2,328	(100)
GBP	1,625	2,428	7/1/10	USD	2,328	2,328	(100)
GBP	1,625	2,428	7/1/10	USD	2,327	2,327	(101)
GBP	206	308	7/2/10	USD	309	309	1
SEK	2,210	283	7/2/10	USD	284	284	1
USD	2,381	2,381	7/1/10	GBP	1,625	2,428	47
USD	2,381	2,381	7/1/10	GBP	1,625	2,428	47
USD	2,381	2,381	7/1/10	GBP	1,625	2,428	47
USD	2,381	2,381	7/1/10	GBP	1,625	2,428	47
		$19,827				$19,616	$(211)

GBP	— British Pound
SEK	— Swedish Krona
USD	— United States Dollar

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010. (See Note A-4 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$8,318	$2,033	$—	$10,351
Chemicals	2,386	—	—	2,386
Diversified Consumer Services	920	—	—	920
Diversified Financial Services	3,578	—	—	3,578
Food Products	6,213	13,203	—	19,416
Household Products	4,302	5,719	—	10,021
Information Technology Services	5,192	—	—	5,192
Insurance	—	1,445	—	1,445
Machinery	—	2,698	—	2,698
Media	—	3,979	—	3,979
Personal Products	—	2,793	—	2,793
Pharmaceuticals	—	2,429	—	2,429
Professional Services	—	902	—	902
Software	2,497	—	—	2,497
Tobacco	4,092	18,351	—	22,443
Total Common Stocks	37,498	53,552	—	91,050
Foreign Currency Exchange Contracts	—	190	—	190
Short-Term Investment
Investment Company	1,077	—	—	1,077
Total Assets	38,575	53,742	—	92,317
Liabilities:
Foreign Currency Exchange Contracts	—	401	—	401
Total Liabilities	—	401	—	401
Total	$38,575	$53,341	$—	$91,916

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	24.4%
Food Products	21.1
Beverages	11.2
Household Products	10.9
Information Technology Services	5.6
Other*	25.6
Short-Term Investment	1.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities

	June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $88,308)	$91,050
Investment in Security of Affiliated Issuer, at Value (Cost $1,077)	1,077
Total Investments in Securities, at Value (Cost $89,385)	92,127
Foreign Currency, at Value (Cost $231)	232
Receivable for Investments Sold	882
Unrealized Appreciation on Foreign Currency Exchange Contracts	190
Dividends Receivable	171
Receivable for Portfolio Shares Sold	128
Tax Reclaim Receivable	116
Receivable from Affiliate	—	@
Other Assets	3
Total Assets	93,849
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	401
Payable for Investment Advisory Fees	202
Payable for Administration Fees	20
Payable for Professional Fees	19
Payable for Custodian Fees	10
Payable for Portfolio Shares Redeemed	7
Distribution Fees - Class II Shares	4
Payable for Directors’ Fees and Expenses	1
Bank Overdraft	—	@
Other Liabilities	10
Total Liabilities	674
NET ASSETS	$93,175
Net Assets Consist of:
Paid-in-Capital	$93,459
Undistributed Net Investment Income	1,098
Accumulated Net Realized Loss	(3,912)
Unrealized Appreciation (Depreciation) on:
Investments	2,742
Foreign Currency Exchange Contracts and Translations	(212)
Net Assets	$93,175
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,349,890 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.68

@  Amount is less than $500.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2010 (unaudited)

Global Franchise Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $229 of Foreign Taxes Withheld)	$2,099
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	2,099
Expenses:
Investment Advisory Fees (Note B)	419
Distribution Fees — Class II Shares (Note D)	183
Administration Fees (Note C)	131
Professional Fees	14
Custodian Fees (Note F)	13
Shareholder Reporting Fees	6
Directors’ Fees and Expenses	2
Transfer Agency Fees (Note E)	— @
Other Expenses	3
Total Expenses	771
Distribution Fees — Class II Shares Waived (Note D)	(157)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	613
Net Investment Income	1,486
Realized Gain (Loss):
Investments Sold	3,818
Foreign Currency Exchange Contracts	1,724
Foreign Currency Transactions	(56)
Net Realized Gain	5,486
Change in Unrealized Appreciation (Depreciation):
Investments	(9,280)
Foreign Currency Exchange Contracts	(597)
Foreign Currency Translations	(7)
Net Change in Unrealized Appreciation (Depreciation)	(9,884)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(4,398)
Net Decrease in Net Assets Resulting from Operations	$(2,912)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Global Franchise Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,486	$1,617
Net Realized Gain (Loss)	5,486	(8,200)
Net Change in Unrealized Appreciation (Depreciation)	(9,884)	32,291
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,912)	25,708
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(567)	(7,980)
Net Realized Gain	—	(5,143)
Total Distributions	(567)	(13,123)
Capital Share Transactions:(1)
Class II:
Subscribed	1,818	3,825
Distributions Reinvested	567	13,123
Redeemed	(15,664)	(18,994)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,279)	(2,046)
Total Increase (Decrease) in Net Assets	(16,758)	10,539
Net Assets:
Beginning of Period	109,933	99,394
End of Period (Including Undistributed Net Investment Income of $1,098 and $179)	$93,175	$109,933
(1) Capital Share Transactions:
Class II:
Shares Subscribed	136	321
Shares Issued on Distributions Reinvested	45	1,244
Shares Redeemed	(1,177)	(1,639)
Net Decrease in Class II Shares Outstanding	(996)	(74)

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$13.17		$11.81		$18.09	$18.03		$15.42	$13.81
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.19		0.37	0.34		0.25	0.22
Net Realized and Unrealized Gain (Loss)	(0.60)		2.87		(5.42)	1.42		2.99	1.43
Total from Investment Operations	(0.41)		3.06		(5.05)	1.76		3.24	1.65
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(1.03)		(0.27)	—		(0.24)	—
Net Realized Gain	—		(0.67)		(0.96)	(1.70)		(0.39)	(0.04)
Total Distributions	(0.08)		(1.70)		(1.23)	(1.70)		(0.63)	(0.04)
Net Asset Value, End of Period	$12.68		$13.17		$11.81	$18.09		$18.03	$15.42
Total Return ++	(3.14	)%#	29.56%		(28.94)%	9.78%		21.51%	11.98%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,175		$109,933		$99,394	$179,712		$169,392	$152,473
Ratio of Expenses to Average Net Assets(1)	1.17	%+*	1.18	%+	1.18%+	1.16	%+	1.19%	1.20%
Ratio of Net Investment Income to Average Net Assets(1)	2.85	%+*	1.65	%+	2.47%+	1.86	%+	1.51%	1.50%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	25	%#	18%		26%	22%		28%	15%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.47	%+*	1.48	%+	1.48%+	1.46	%+	1.49%	1.54%
Net Investment Income to Average Net Assets	2.55	%+*	1.35	%+	2.17%+	1.56	%+	1.21%	1.16%

†	Per share amount is based on average shares outstanding.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional changes, the total return would be lower.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Portfolio’s sub-advisers, Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Advisers”) believe have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2010, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2010.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Assets:
Foreign Currency Contracts Risk	Receivables	$190
Liabilities:
Foreign Currency Contracts Risk	Payables	$401

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$1,724

Change in Unrealized Appreciation (Depreciation)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$(597)

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20% . Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (“Sub-Advisers”) for the Portfolio on a day-to-day basis. The Sub-Advisors select, levy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2010, this waiver amounted to approximately $157,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes—Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions Paid From:		2008 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,980	$5,143	$3,550	$7,599

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and distribution redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(971)	$971	$—

At December 31, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$567	$—

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$89,385	$9,161	$(6,419)	$2,742

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

next taxable year. For the year ended December 31, 2009, the Portfolio deferred to January 4, 2010, for U.S. Federal income tax purposes, capital losses of approximately $3,272,000.

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $5,122,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)		Market Value June 30, 2010 (000)
$3,541	$18,186	$20,650	—	@	$1,077

@ Amount is less than $500.

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $25,828,000 and $35,400,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer. Additionally, during the six months ended June 30, 2010, the Portfolio incurred approximately $3,000 in brokerage commissions with Citigroup, Inc., an affiliated broker/dealer.

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.4% for Class II shares.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

K. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid
Custodian
Investment Adviser and Administrator	State Street Bank and Trust Co.
Morgan Stanley Investment Management Inc.	One Lincoln Street
522 Fifth Avenue	Boston, MA 02111
New York, New York 10036
Legal Counsel
Distributor	Dechert LLP
Morgan Stanley Distribution, Inc.	1095 Avenue of the Americas
One Tower Bridge	New York, New York 10036
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Independent Registered Public Accounting Firm
Ernst & Young LLP
Dividend Disbursing and Transfer Agent	200 Clarendon Street
Morgan Stanley Services Company Inc.	Boston, Massachusetts 02116-5072
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
IU10-02900P-Y06/10

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Global Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Example

Global Real Estate Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Class II	$1,000.00	$968.30	$1,017.85	$6.83	$7.00	1.40%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was better than its peer group average for the one- and three-year periods, and since the end of April, 2006, the Portfolio’s inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were acceptable given the quality and nature of services provided. The Board also concluded that the Portfolio’s performance was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Australia (9.1%)
CFS Retail Property Trust REIT	251,875	$399
Commonwealth Property Office Fund REIT	306,307	238
Dexus Property Group REIT	45,834	30
GPT Group REIT	678,155	1,592
Mirvac Group REIT	160,005	175
Stockland REIT	353,734	1,099
Westfield Group REIT	334,665	3,406
		6,939
Austria (0.1%)
Conwert Immobilien Invest SE	5,577	58

Belgium (0.1%)
Befimmo SCA Sicafi REIT	860	59

Brazil (0.8%)
BR Malls Participacoes SA	27,180	354
BR Properties SA	40,100	285
		639
Canada (1.8%)
Boardwalk REIT	9,110	343
Extendicare REIT	23,210	186
RioCan REIT	44,430	795
		1,324
Finland (0.1%)
Citycon Oyj	18,960	56
Sponda Oyj	17,796	53
		109
France (4.7%)
Fonciere Des Regions REIT	2,218	183
Gecina SA REIT	1,338	120
ICADE REIT	5,745	485
Klepierre REIT	16,767	460
Mercialys SA REIT	5,712	162
Societe de la Tour Eiffel REIT	822	49
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	1,264	125
Unibail-Rodamco SE REIT	12,179	1,977
		3,561
Germany (0.3%)
Alstria Office AG REIT	11,995	114
Deutsche Euroshop AG	4,185	114
		228
Hong Kong (20.7%)
Agile Property Holdings Ltd.	248,000	253
China Overseas Land & Investment Ltd.	826,080	1,539
China Resources Land Ltd.	557,000	1,046
Guangzhou R&F Properties Co., Ltd., Class H	391,500	495
Hang Lung Properties Ltd.	300,000	1,151
Henderson Land Development Co., Ltd.	169,238	986
Hongkong Land Holdings Ltd.	452,500	2,237
Hysan Development Co., Ltd.	144,456	406
Kerry Properties Ltd.	286,699	1,231
KWG Property Holding Ltd.	91,000	56
Poly Hong Kong Investments Ltd.	255,000	250
Shimao Property Holdings Ltd.	166,500	258
Sun Hung Kai Properties Ltd.	354,154	4,815
Wharf Holdings Ltd.	206,000	997
		15,720
Italy (0.3%)
Beni Stabili S.p.A.	341,205	258
Beni Stabili S.p.A. (a)	11,466	9
		267
Japan (10.3%)
Japan Real Estate Investment Corp. REIT	56	457
Mitsubishi Estate Co., Ltd.	193,000	2,680
Mitsui Fudosan Co., Ltd.	167,000	2,335
Nippon Building Fund, Inc. REIT	70	553
NTT Urban Development Corp.	61	48
Sumitomo Realty & Development Co., Ltd.	102,000	1,739
		7,812
Malta (0.0%)
BGP Holdings plc (b)	5,886,464	—	@

Netherlands (1.2%)
Corio NV REIT	9,725	472
Eurocommercial Properties N.V. CVA REIT	8,573	274
ProLogis European Properties (a)	17,801	90
Vastned Retail N.V. REIT	618	31
Wereldhave N.V. REIT	1,149	85
		952
Singapore (3.7%)
CapitaCommercial Trust REIT	245,000	212
CapitaLand Ltd.	430,000	1,096
CapitaMall Trust REIT	206,000	268
City Developments Ltd.	50,000	394
Keppel Land Ltd.	222,110	611
Suntec REIT	176,000	165
Wing Tai Holdings Ltd.	82,000	92
		2,838
Sweden (0.5%)
Castellum AB	8,056	73
Hufvudstaden AB, Class A	38,604	295
		368
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (a)	9,375	561
Swiss Prime Site AG (Registered) (a)	1,922	116
		677
United Kingdom (7.1%)
Big Yellow Group plc REIT	61,881	270
British Land Co. plc REIT	108,618	694
Capital & Counties Properties plc (a)	54,565	88

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Capital & Regional plc (a)	231,461	$101
Capital Shopping Centres Group REIT	54,159	250
Derwent London plc REIT	12,411	231
Development Securities plc	21,576	80
Grainger plc	137,162	239
Great Portland Estates plc REIT	31,521	135
Hammerson plc REIT	132,952	672
Land Securities Group plc REIT	95,257	781
LXB Retail Properties plc (a)	84,168	114
Metric Property Investments plc REIT (a)	57,753	92
Minerva plc (a)	71,563	116
Quintain Estates & Development plc (a)	274,325	174
Safestore Holdings plc	142,242	242
Segro plc REIT	147,750	557
Shaftesbury plc REIT	21,629	116
ST Modwen Properties plc (a)	72,460	199
Unite Group plc (a)	99,690	258
		5,409
United States (36.1%)
Acadia Realty Trust REIT	19,201	323
AMB Property Corp. REIT	17,169	407
Apartment Investment & Management Co., Class A REIT	4,940	96
Assisted Living Concepts, Inc., Class A (a)	12,030	356
AvalonBay Communities, Inc. REIT	12,473	1,165
BioMed Realty Trust, Inc. REIT	4,715	76
Boston Properties, Inc. REIT	20,600	1,470
BRE Properties, Inc. REIT	2,640	97
Brookfield Properties Corp.	67,939	954
Camden Property Trust REIT	15,435	631
Capital Senior Living Corp. (a)	29,550	147
Colony Financial, Inc. REIT	3,570	60
Cousins Properties, Inc. REIT	50,119	338
CreXus Investment Corp. REIT	15,710	195
DCT Industrial Trust, Inc. REIT	43,570	197
DiamondRock Hospitality Co. REIT (a)	190	2
Digital Realty Trust, Inc. REIT	2,600	150
Douglas Emmett, Inc. REIT	3,670	52
Duke Realty Corp. REIT	9,690	110
Equity Lifestyle Properties, Inc. REIT	11,915	575
Equity Residential REIT	62,779	2,614
Essex Property Trust, Inc. REIT	1,180	115
Federal Realty Investment Trust REIT	8,001	562
Forest City Enterprises, Inc., Class A (a)	51,747	586
HCP, Inc. REIT	36,514	1,178
Healthcare Realty Trust, Inc. REIT	27,187	597
Host Hotels & Resorts, Inc. REIT	88,729	1,196
HRPT Properties Trust REIT	12,420	77
Hudson Pacific Properties, Inc. REIT (a)	9,150	158
Kilroy Realty Corp. REIT	4,555	135
Kite Realty Group Trust REIT	20,110	84
Lexington Realty Trust REIT	3,730	22
Liberty Property Trust REIT	7,165	207
LTC Properties, Inc. REIT	4,430	108
Macerich Co. (The) REIT	10,112	377
Mack-Cali Realty Corp. REIT	17,697	526
Morgans Hotel Group Co. (a)	16,997	105
Nationwide Health Properties, Inc. REIT	880	31
Parkway Properties Inc. REIT	1,968	29
Pebblebrook Hotel Trust REIT (a)	1,800	34
Post Properties, Inc. REIT	7,929	180
PS Business Parks, Inc. REIT	3,638	203
Public Storage REIT	16,826	1,479
Regency Centers Corp. REIT	34,228	1,177
Retail Opportunity Investments Corp.	26,956	260
Senior Housing Properties Trust REIT	39,714	799
Simon Property Group, Inc. REIT	37,441	3,023
Sovran Self Storage, Inc. REIT	4,150	143
Starwood Hotels & Resorts Worldwide, Inc.	27,967	1,159
Starwood Property Trust, Inc. REIT	15,830	268
Taubman Centers, Inc. REIT	4,385	165
Ventas, Inc. REIT	12,023	564
Vornado Realty Trust REIT	26,669	1,946
		27,508
Total Common Stocks (Cost $69,712)		74,468

No. of Warrants
Warrant (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/2010 (Cost $—) (a)	8,972	5

	Shares
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,735) (c)	1,734,602	1,735
Total Investments (100.1%) (Cost $71,447) (d)		76,208
Liabilities in Excess of Other Assets (-0.1%)		(90)
Net Assets (100.0%)		$76,118

(a)	Non-income producing security.
(b)

At June 30, 2010, the Portfolio held approximately $0 of fair valued securities, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

(d)

The approximate market value and percentage of total investments, $44,786,000 and 58.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CAD	15	$14	7/1/10	USD	14	$14	$—	@
EUR	1	1	7/2/10	GBP	1	1	—	@
EUR	1	1	7/2/10	GBP	1	1	—	@
HKD	239	31	7/2/10	USD	31	31	—	@
SGD	5	3	7/2/10	USD	3	3	—	@
SGD	86	61	7/1/10	USD	62	62	1
USD	36	36	7/2/10	JPY	3,158	36	—	@
		$147				$148	$1

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-6 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks
Diversified	$3,185	$27,813	$—		$30,998
Health Care	3,966	—	—		3,966
Industrial	604	646	—		1,250
Industrial/Office	520	—	—		520
Lodging/Resorts	2,495	—	—		2,495
Office	3,477	5,579	—		9,056
Residential	5,816	3,140	—		8,956
Retail	7,324	6,837	—		14,161
Self Storage	1,622	512	—		2,134
Specialty	673	259	—	@	932
Total Common Stocks	29,682	44,786	—	@	74,468

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Warrant
Diversified	$—	$5	$—		$5
Foreign Currency Exchange Contracts	—	1	—		1
Short-Term Investment
Investment Company	1,735	—	—		1,735
Total	$31,417	$44,792	$—	@	$76,209

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Balance as of 12/31/09	$—	@
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—	@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	40.7%
Retail	18.6
Office	11.9
Residential	11.7
Health Care	5.2
Other**	9.6
Short-Term Investment	2.3
Total Investments	100.0%

**  Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $69,712)	$74,473
Investment in Security of Affiliated Issuer, at Value (Cost $1,735)	1,735
Total Investments in Securities, at Value (Cost $71,447)	76,208
Foreign Currency, at Value (Cost $401)	402
Dividends Receivable	453
Receivable for Investments Sold	246
Tax Reclaim Receivable	25
Receivable for Portfolio Shares Sold	5
Unrealized Appreciation on Foreign Currency Exchange Contracts	1
Receivable from Affiliate	1
Other Assets	10
Total Assets	77,351
Liabilities:
Payable for Investment Advisory Fees	478
Payable for Investments Purchased	434
Payable for Portfolio Shares Redeemed	117
Payable for Custodian Fees	63
Bank Overdraft	44
Payable for Professional Fees	27
Payable for Administration Fees	19
Distribution Fees — Class II Shares	19
Payable for Directors’ Fees and Expenses	2
Unrealized Depreciation on Foreign Currency Exchange Contracts	— @
Other Liabilities	30
Total Liabilities	1,233
NET ASSETS	$76,118
Net Assets Consist of:
Paid-in-Capital	$192,359
Distributions in Excess of Net Investment Income	(7,834)
Accumulated Net Realized Loss	(113,172)
Unrealized Appreciation (Depreciation) on:
Investments	4,761
Foreign Currency Exchange Contracts and Translations	4
Net Assets	$76,118
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,451,566 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.65

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Global Real Estate Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $158 of Foreign Taxes Withheld)	$5,271
Dividends from Security of Affiliated Issuer	7
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	5,278
Expenses:
Investment Advisory Fees (Note B)	1,260
Distribution Fees — Class II Shares (Note D)	518
Administration Fees (Note C)	370
Custodian Fees (Note F)	74
Shareholder Reporting Fees	53
Professional Fees	18
Directors’ Fees and Expenses	5
Transfer Agency Fees (Note E)	1
Other Expenses	9
Expenses Before Non Operating Expenses	2,308
Bank Overdraft Expense	— @
Total Expenses	2,308
Distribution Fees — Class II Shares Waived (Note D)	(148)
Voluntary Waiver of Investment Advisory Fees (Note B)	(86)
Rebate from Morgan Stanley Affiliates (Note H)	(5)
Net Expenses	2,069
Net Investment Income	3,209
Realized Gain (Loss):
Investments Sold	55,502
Foreign Currency Exchange Contracts	(122)
Foreign Currency Transactions	3
Net Realized Gain	55,383
Change in Unrealized Appreciation (Depreciation):
Investments	(66,911)
Foreign Currency Exchange Contracts	(1)
Foreign Currency Translations	5
Net Change in Unrealized Appreciation (Depreciation)	(66,907)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(11,524)
Net Decrease in Net Assets Resulting from Operations	$(8,315)

@  Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Global Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,209	$6,511
Net Realized Gain (Loss)	55,383	(117,958)
Net Change in Unrealized Appreciation (Depreciation)	(66,907)	226,928
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,315)	115,481
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(15,806)	(63)
Capital Share Transactions:(1)
Class II:
Subscribed	17,691	64,108
Distributions Reinvested	15,806	63
Redeemed	(279,772)	(147,237)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(246,275)	(83,066)
Total Increase (Decrease) in Net Assets	(270,396)	32,352
Net Assets:
Beginning of Period	346,514	314,162
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(7,834) and $4,763)	$76,118	$346,514
(1) Capital Share Transactions:
Class II:
Shares Subscribed	2,323	11,700
Shares Issued on Distributions Reinvested	2,331	11
Shares Redeemed	(38,068)	(24,389)
Net Decrease in Class II Shares Outstanding	(33,414)	(12,678)

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,				Period from April 28, 2006^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$7.72		$5.46		$10.92	$12.09	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.12		0.14	0.13	0.08
Net Realized and Unrealized Gain (Loss)	(0.80)		2.14		(4.67)	(1.14)	2.23
Total from Investment Operations	(0.72)		2.26		(4.53)	(1.01)	2.31
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		(0.00	)‡	(0.28)	(0.13)	(0.17)
Net Realized Gain	—		—		(0.65)	(0.03)	(0.05)
Total Distributions	(0.35)		(0.00	)‡	(0.93)	(0.16)	(0.22)
Net Asset Value, End of Period	$6.65		$7.72		$5.46	$10.92	$12.09
Total Return++	(3.17	)%#	41.42%		(44.34)%	(8.47)%	23.15	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$76,118		$346,514		$314,162	$246,876	$180,150
Ratio of Expenses to Average Net Assets(1)	1.40	%+*	1.40	%+	1.40%+	1.40%+	1.40	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.40	%+*	N/A		N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.16	%+*	2.03	%+	1.69%+	1.10%+	1.05	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	17	%#	64%		33%	56%	8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.56	%+*	1.56	%+	1.57%+	1.58%+	1.86	%*
Net Investment Income to Average Net Assets	2.00	%+*	1.87	%+	1.52%+	0.92%+	0.60	%*

^                  Commencement of Operations.

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

#                 Not Annualized.

*                 Annualized.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio seeks a combination of current income and capital appreciation. The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), and sub-advisers, Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Advisers”), seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs”), real estate investment trusts (“REITs”) and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Short term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2010, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisor seek to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2010.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Foreign Currency Contracts Risk	Receivables	$1
Foreign Currency Contracts Risk	Payables	—	@

@ Amount is less than $500.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Loss

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency	Foreign Currency
Contracts Risk	Exchange Contracts	$(122)

Change in Unrealized Appreciation (Depreciation)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency	Foreign Currency
Contracts Risk	Exchange Contracts	$(1)

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.              Security Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At June 30, 2010, the Portfolio did not have any outstanding securities on loan.

5.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements. At June 30, 2010, the Portfolio did not have any outstanding repurchase agreements.

6.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Portfolio invests a significant portion of its assets in securities of real estate investment trusts (REIT). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based of 0.85% of the average daily net assets of the Portfolio.

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.40% . Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2010, this waiver amounted to approximately $86,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (the “Sub-Advisers”) for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2010, this waiver amounted to approximately $148,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions Paid From:		2008 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$63	$—	$20,386	$6,261

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, and basis adjustment for return of capital sold, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(1,070)	$384	$686

At December 31, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$15,366	$—

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$71,447	$8,639	$(3,878)	$4,761

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2009, the Portfolio deferred to January 4, 2010, for U.S. Federal income tax purposes, currency losses of approximately $31,000.

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $122,000,000, of which $17,928,000 will expire on December 31, 2016 and $104,072,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$12,070	$50,685	$61,020	$7	$1,735

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $47,456,000 and $295,501,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred less than $500 of brokerage commissions with Morgan Stanley & Co. Incorporated and Citigroup, Inc., affiliated brokers/dealers.

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 91.2% for Class II shares.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

K. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid	Custodian
State Street Bank and Trust Co.
Investment Adviser and Administrator	One Lincoln Street
Morgan Stanley Investment Management Inc.	Boston, MA 02111
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Dechert LLP
Distributor	1095 Avenue of the Americas
Morgan Stanley Distribution, Inc.	New York, New York 10036
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Dividend Disbursing and Transfer Agent	Boston, Massachusetts 02116-5072
Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
IU10-02919P-Y06/10

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

International Magnum Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Example

International Magnum Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Magnum	$1,000.00	$850.40	$1,019.64	$4.77	$5.21	1.04%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that while the Portfolio’s management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio’s management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, (ii) the Portfolio’s total expense ratio was competitive with its peer group average, and (iii) the Portfolio’s performance was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

International Magnum Portfolio

	Shares	Value (000)
Common Stocks (93.9%)
Australia (5.5%)
Australia & New Zealand Banking Group Ltd.	15,157	$272
BHP Billiton Ltd.	40,223	1,251
CSL Ltd.	19,714	538
QBE Insurance Group Ltd.	17,079	260
Rio Tinto Ltd.	9,698	537
Tatts Group Ltd.	107,481	201
Wesfarmers Ltd.	14,602	349
Westpac Banking Corp.	48,806	862
		4,270
Belgium (0.9%)
Anheuser-Busch InBev N.V.	5,320	255
Umicore	15,892	460
		715
Denmark (0.8%)
AP Moller - Maersk A/S Series B	17	133
Danske Bank A/S (a)	4,252	82
Novo Nordisk A/S Series B	3,056	246
Novozymes A/S, Class B	544	58
Vestas Wind Systems A/S (a)	1,949	81
		600
Finland (0.8%)
Kone Oyj, Class B	14,528	578
Sampo Oyj, Class A	2,769	58
		636
France (7.2%)
Accor S.A. (a)(b)	9,541	438
Air Liquide S.A. (b)	2,296	231
Alstom S.A. (b)	2,603	117
ArcelorMittal	17,259	459
BNP Paribas	16,601	886
Cap Gemini S.A.	1,358	59
Carrefour S.A.	3,039	120
Christian Dior S.A.	756	72
Cie Generale d’Optique Essilor International S.A.	1,237	74
Cie Generale des Etablissements Michelin Series B	1,339	93
Credit Agricole S.A.	4,928	50
Danone	3,837	205
EDF SA	2,657	101
GDF Suez	16,117	456
Hermes International (b)	352	47
L’Oreal S.A.	1,937	189
LVMH Moet Hennessy Louis Vuitton S.A.	2,109	230
Pernod-Ricard S.A. (b)	1,488	115
Publicis Groupe S.A. (b)	1,272	51
Renault S.A. (a)	3,119	115
Safran S.A.	1,956	54
Schneider Electric S.A.	6,172	625
SES S.A.	2,506	52
Societe Generale	15,330	624
Sodexo	1,109	61
STMicroelectronics N.V.	7,279	58
Suez Environnement Co.	3,354	55
		5,637
Germany (8.6%)
Adidas AG	2,010	97
Bayer AG	17,502	976
Bayerische Motoren Werke AG	2,439	118
Commerzbank AG (a)(b)	8,319	58
Daimler AG (Registered) (a)	20,632	1,045
Deutsche Boerse AG	1,538	93
Deutsche Telekom AG (Registered)	37,831	446
Esprit Holdings Ltd.	23,568	127
Fresenius Medical Care AG & Co. KGaA	1,456	79
Fresenius SE (Preference)	7,858	520
HeidelbergCement AG	1,235	59
Henkel AG & Co. KGaA	1,248	51
Henkel AG & Co. KGaA (Preference)	1,471	71
Infineon Technologies AG (a)	9,995	58
K+S AG	1,849	85
Linde AG	1,723	181
MAN SE	6,869	566
Metro AG	7,133	363
Muenchener Rueckversicherungs AG (Registered)	3,642	456
QIAGEN N.V. (a)(b)	2,672	52
SAP AG	8,673	385
Siemens AG (Registered)	8,937	800
		6,686
Greece (0.4%)
National Bank of Greece S.A. (a)	26,052	284

Hong Kong (2.3%)
BOC Hong Kong Holdings Ltd.	103,500	235
Cheung Kong Holdings Ltd.	15,000	172
Cheung Kong Infrastructure Holdings Ltd.	8,000	30
CLP Holdings Ltd.	4,500	33
Hang Seng Bank Ltd.	3,400	45
Hong Kong & China Gas Co., Ltd.	38,500	95
Hutchison Whampoa Ltd.	7,000	43
Kerry Properties Ltd.	8,500	37
Li & Fung Ltd.	140,000	627
MTR Corp.	111,000	378
New World Development Ltd.	84,000	136
		1,831
India (0.2%)
Cairn Energy plc (a)	19,909	122

Ireland (0.1%)
CRH plc	5,154	105

Italy (0.4%)
Assicurazioni Generali S.p.A. (b)	11,296	197
Fiat S.p.A.	5,986	62
Saipem S.p.A.	2,700	82
		341

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
Japan (22.9%)
Amada Co., Ltd.	21,000	$138
Axell Corp. (b)	5,000	166
Canon, Inc.	7,900	295
Casio Computer Co., Ltd. (b)	29,200	175
Chuo Mitsui Trust Holdings, Inc.	175,000	616
Daibiru Corp.	26,900	203
Daifuku Co., Ltd.	91,000	558
Dainippon Screen Manufacturing Co., Ltd. (a)	125,000	567
Daiwa Securities Group, Inc.	132,000	555
East Japan Railway Co.	6,300	420
Fuji Machine Manufacturing Co., Ltd.	14,300	260
Fujitsu Ltd. (b)	34,000	214
Hitachi Capital Corp.	23,300	309
Hitachi High-Technologies Corp.	17,000	313
Japan Securities Finance Co., Ltd. (b)	56,200	315
JSR Corp.	12,400	208
Kaneka Corp.	71,000	412
Minebea Co., Ltd.	19,000	105
Mitsubishi Chemical Holdings Corp. (b)	127,500	581
Mitsubishi Corp.	9,600	200
Mitsubishi Estate Co., Ltd.	41,000	569
Mitsui Fudosan Co., Ltd.	26,000	363
Mitsui Mining & Smelting Co., Ltd.	109,000	289
Mitsui OSK Lines Ltd.	67,000	442
Mitsumi Electric Co., Ltd. (b)	8,400	143
NEC Corp.	110,000	284
Nippon Sheet Glass Co., Ltd.	164,000	399
Nippon Steel Corp.	92,000	305
Nippon Telegraph & Telephone Corp.	16,400	670
Nissan Motor Co., Ltd. (a)	64,100	444
Obayashi Corp.	40,000	158
Ono Pharmaceutical Co., Ltd.	4,000	162
Panasonic Corp.	24,500	306
Ricoh Co., Ltd.	37,000	470
Rohm Co., Ltd.	9,600	573
Sanwa Holdings Corp.	81,000	244
Sekisui Chemical Co., Ltd.	65,000	406
Sekisui House Ltd.	45,000	386
Shin-Etsu Polymer Co., Ltd.	25,800	152
Sony Corp.	18,600	495
Sumitomo Mitsui Financial Group, Inc.	21,300	601
Sumitomo Osaka Cement Co., Ltd. (b)	355,000	677
Sumitomo Trust & Banking Co., Ltd. (The)	96,000	488
Suzuki Motor Corp.	13,000	255
Taiheiyo Cement Corp. (a)	438,000	553
Teijin Ltd.	70,000	208
Toyota Motor Corp.	9,600	330
Tsubakimoto Chain Co.	68,000	273
Union Tool Co.	10,400	264
Yamaha Motor Co., Ltd. (a)	32,300	426
		17,945
Mali (0.1%)
Randgold Resources Ltd.	585	56

Netherlands (1.6%)
Aegon N.V. (a)	13,912	75
ASML Holding N.V.	3,621	99
Heineken N.V.	2,827	120
Koninklijke Ahold N.V.	7,076	88
Koninklijke KPN N.V.	45,820	585
Unilever N.V.	11,597	316
		1,283
Norway (0.3%)
Seadrill Ltd. (b)	2,811	50
Telenor ASA	7,372	93
Yara International ASA	1,811	51
		194
Portugal (0.5%)
Galp Energia SGPS S.A. (b)	22,313	333
Portugal Telecom SGPS S.A. (Registered)	5,335	53
		386
Singapore (3.2%)
CapitaCommercial Trust REIT	73,840	64
CapitaLand Ltd.	158,000	403
City Developments Ltd.	30,000	236
DBS Group Holdings Ltd.	90,500	878
K-Green Trust (a)	18,200	14
Keppel Corp. Ltd.	91,000	548
Oversea-Chinese Banking Corp. Ltd.	28,600	180
SembCorp Industries Ltd.	56,480	163
		2,486
Spain (1.5%)
ACS Actividades de Construccion y Servicios S.A. (b)	1,920	70
Banco Bilbao Vizcaya Argentaria S.A.	44,104	455
Inditex S.A.	1,644	93
Telefonica SA	30,321	560
		1,178
Sweden (2.1%)
Atlas Copco AB, Class A	5,215	76
Atlas Copco AB, Class B	3,582	48
Autoliv, Inc. (a)	9,782	468
Electrolux AB	1,916	44
Hennes & Mauritz AB, Class B	8,380	230
Investor AB, Class B	6,321	102
Millicom International Cellular S.A.	788	64
Nordea Bank AB	11,148	92
Sandvik AB	9,141	111
SKF AB, Class B	4,250	76
Swedish Match AB	3,071	67
Telefonaktiebolaget LM Ericsson, Class B	14,128	157
Volvo AB, Class B (a)	10,004	110
		1,645

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
Switzerland (10.7%)
ABB Ltd. (Registered) (a)	18,545	$322
Adecco S.A. (Registered) (b)	1,293	61
Cie Financiere Richemont S.A.	3,817	133
Credit Suisse Group AG (Registered)	8,958	337
Givaudan S.A. (Registered)	81	68
Holcim Ltd. (Registered)	1,805	121
Julius Baer Group Ltd.	2,504	71
Kuehne + Nagel International AG (Registered)	624	64
Nestle S.A. (Registered)	53,351	2,574
Novartis AG (Registered)	31,798	1,543
Roche Holding AG (Genusschein)	11,530	1,583
SGS S.A. (Registered)	62	84
Sonova Holding AG (Registered)	648	79
Swatch Group AG (The) Series B	375	105
Swiss Reinsurance Co., Ltd. (Registered)	1,826	75
Syngenta AG (Registered)	767	177
Synthes, Inc.	343	39
UBS AG (Registered) (a)	28,339	376
Zurich Financial Services AG	2,690	591
		8,403
United Kingdom (23.7%)
Anglo American plc (a)	30,868	1,073
Autonomy Corp. plc (a)	2,010	54
BAE Systems plc	17,246	80
Barclays plc	161,980	642
BG Group plc	75,759	1,121
BHP Billiton plc	16,606	430
BP plc	90,107	433
British American Tobacco plc	39,512	1,251
British Sky Broadcasting Group plc	10,663	111
Capita Group plc (The)	5,985	66
Carphone Warehouse Group plc (a)	103,604	289
Centrica plc	39,327	173
Compass Group plc	15,188	115
Diageo plc	18,408	288
DSG International plc (a)	949,254	347
Experian plc	57,810	501
G4S plc	19,057	75
GlaxoSmithKline plc	78,370	1,328
HSBC Holdings plc	124,148	1,133
Imperial Tobacco Group plc	31,131	868
Inmarsat plc	4,181	44
J Sainsbury plc	10,627	51
Johnson Matthey plc	2,735	61
Kingfisher plc	18,464	57
Lloyds Banking Group plc (a)	190,377	151
National Grid plc	7,589	56
Next plc	1,756	52
Prudential plc	55,682	417
Reckitt Benckiser Group plc	4,851	224
Reed Elsevier plc	69,065	510
Rio Tinto plc	10,890	477
Rolls-Royce Group plc (a)	81,960	682
Royal Dutch Shell plc, Class A	34,203	864
SABMiller plc	7,213	200
Scottish & Southern Energy plc	5,928	98
Shire plc	4,974	101
Smith & Nephew plc	8,250	78
Smiths Group plc	4,577	72
SSL International plc	32,630	390
Standard Chartered plc	15,318	372
TalkTalk Telecom Group plc (a)	174,059	322
Tesco PLC	57,228	322
Tullow Oil plc	37,231	555
Unilever plc	9,644	257
Vodafone Group plc	448,623	930
WM Morrison Supermarkets plc	133,067	525
Wolseley plc (a)	2,292	45
Xstrata plc	16,612	218
		18,509
United States (0.1%)
Tenaris S.A.	6,506	113
Total Common Stocks (Cost $81,106)		73,425

Short-Term Investments (7.5%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	1,544,828	1,545

	Face Amount (000)
Repurchase Agreement (0.4%)
Bank of America Securities, LLC, (0.05%, dated 06/30/10, due 07/01/10; proceeds $330; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $337)	$330	330
Total Securities held as Collateral on Loaned Securities (Cost $1,875)		1,875

	Shares
Investment Companies (5.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $4,019)	4,018,787	4,019
Total Short-Term Investments (Cost $5,894)		5,894
Total Investments (101.4%) (Cost $87,000) Including $1,846 of Securities Loaned (d)		79,319
Liabilities in Excess of Other Assets (-1.4%)		(1,098)
Net Assets (100.0%)		$78,221

(a)	Non-income producing security.
(b)	All or a portion of security on loan at June 30, 2010.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

(c)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(d)

The approximate market value and percentage of total investments, $73,411,000 and 92.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CHF	2,191	$2,032	7/15/10	USD	1,939	$1,939	$(93)
GBP	1,510	2,256	7/15/10	USD	2,239	2,239	(17)
JPY	33,194	375	7/15/10	USD	363	363	(12)
JPY	188,482	2,133	7/15/10	USD	2,068	2,068	(65)
JPY	132,430	1,498	7/15/10	USD	1,450	1,450	(48)
USD	148	148	7/15/10	AUD	172	145	(3)
USD	2,257	2,257	7/15/10	AUD	2,628	2,209	(48)
USD	739	739	7/15/10	CAD	760	714	(25)
USD	90	90	7/15/10	CAD	92	87	(3)
USD	4,137	4,137	7/15/10	EUR	3,355	4,102	(35)
USD	1,411	1,411	7/15/10	EUR	1,145	1,400	(11)
USD	168	168	7/15/10	EUR	137	167	(1)
USD	1,515	1,515	7/15/10	EUR	1,230	1,504	(11)
USD	2,458	2,458	7/15/10	JPY	224,404	2,539	81
USD	390	390	7/15/10	JPY	35,568	402	12
USD	202	202	7/15/10	JPY	18,385	208	6
USD	720	720	7/15/10	SEK	5,575	715	(5)
		$22,529				$22,251	$(278)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DJ EURO STOXX 50 Index (Germany)	50	$1,570	Sep-10	$(37)
FTSE 100 Index (United Kingdom)	11	802	Sep-10	(50)
TOPIX Index (Japan)	18	1,707	Sep-10	(45)
				$(132)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-6 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$817	$—	$817
Auto Components	—	561	—	561
Automobiles	—	2,795	—	2,795
Beverages	—	979	—	979
Biotechnology	—	538	—	538
Building Products	—	644	—	644
Capital Markets	—	1,268	—	1,268
Chemicals	—	2,931	—	2,931
Commercial Banks	—	9,007	—	9,007
Commercial Services & Supplies	—	76	—	76
Communications Equipment	—	157	—	157
Computers & Peripherals	—	498	—	498
Construction & Engineering	—	228	—	228
Construction Materials	—	1,514	—	1,514
Consumer Finance	—	309	—	309
Distributors	—	627	—	627
Diversified Financial Services	14	582	—	596
Diversified Telecommunication Services	—	2,450	—	2,450
Electric Utilities	—	261	—	261
Electrical Equipment	—	1,145	—	1,145
Electronic Equipment, Instruments & Components	—	456	—	456
Energy Equipment & Services	—	246	—	246

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Food & Staples Retailing	$—	$1,817	$—	$1,817
Food Products	—	3,352	—	3,352
Gas Utilities	—	95	—	95
Health Care Equipment & Supplies	—	1,180	—	1,180
Health Care Providers & Services	—	79	—	79
Hotels, Restaurants & Leisure	—	816	—	816
Household Durables	—	1,811	—	1,811
Household Products	—	347	—	347
Industrial Conglomerates	—	1,627	—	1,627
Information Technology Services	—	59	—	59
Insurance	—	2,128	—	2,128
Life Sciences Tools & Services	—	52	—	52
Machinery	—	3,162	—	3,162
Marine	—	639	—	639
Media	—	724	—	724
Metals & Mining	—	5,093	—	5,093
Multi-Utilities	—	740	—	740
Multiline Retail	—	52	—	52
Office Electronics	—	765	—	765
Oil, Gas & Consumable Fuels	—	3,428	—	3,428
Personal Products	—	189	—	189
Pharmaceuticals	—	5,941	—	5,941
Professional Services	—	711	—	711
Real Estate Investment Trusts (REITs)	—	64	—	64
Real Estate Management and Development	—	2,119	—	2,119
Road & Rail	—	798	—	798
Semiconductors & Semiconductor Equipment	—	1,521	—	1,521
Software	—	440	—	440
Specialty Retail	—	1,144	—	1,144
Textiles, Apparel & Luxury Goods	—	683	—	683
Tobacco	—	2,186	—	2,186
Trading Companies & Distributors	—	245	—	245
Wireless Telecommunication Services	—	1,315	—	1,315
Total Common Stocks	14	73,411	—	73,425
Foreign Currency Exchange Contracts	—	99	—	99
Short-Term Investments
Investment Company	5,564	—	—	5,564
Repurchase Agreement	—	330	—	330
Total Short-Term Investments	5,564	330	—	5,894
Total Assets	5,578	73,840	—	79,418
Liabilities:
Foreign Currency Exchange Contracts	—	377	—	377
Futures Contracts	132	—	—	132
Total Liabilities	132	377	—	509
Total	$5,446	$73,463	$—	$78,909

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of June 30, 2010, securities with a total value of $64,000 transferred from Level 1 to Level 2. At June 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition*

Classification	Percentage of Total Investments
Commercial Banks	11.6%
Pharmaceuticals	7.7
Metals & Mining	6.6
Other**	68.9
Short-Term Investments	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2010.
**	Industries representing less than 5% of total investments.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

International Magnum Portfolio

Statement of Assets and Liabilities

June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $81,436)	$73,755
Investments in Securities of Affiliated Issuer, at Value (Cost $5,564)	5,564
Total Investments in Securities, at Value (Cost $87,000)	79,319
Foreign Currency, at Value (Cost $685)	711
Due from Broker	234
Dividends Receivable	160
Tax Reclaim Receivable	158
Receivable for Portfolio Shares Sold	134
Unrealized Appreciation on Foreign Currency Exchange Contracts	99
Receivable for Investments Sold	8
Receivable from Affiliate	1
Other Assets	3
Total Assets	80,827
Liabilities:
Collateral on Securities Loaned, at Value	1,875
Unrealized Depreciation on Foreign Currency Exchange Contracts	377
Payable for Investment Advisory Fees	136
Payable for Investments Purchased	79
Bank Overdraft	59
Payable for Custodian Fees	29
Payable for Administration Fees	17
Payable for Professional Fees	14
Payable for Portfolio Shares Redeemed	1
Payable for Directors’ Fees and Expenses	1
Other Liabilities	18
Total Liabilities	2,606
NET ASSETS	$78,221
Net Assets Consist of:
Paid-in-Capital	$115,154
Undistributed Net Investment Income	495
Accumulated Net Realized Loss	(29,358)
Unrealized Appreciation (Depreciation) on:
Investments	(7,681)
Foreign Currency Exchange Contracts and Translations	(257)
Futures Contracts	(132)
Net Assets	$78,221
CLASS I:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,796,568 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.25
(1) Including:
Securities on Loan, at Value:	$1,846

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

International Magnum Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $151 of Foreign Taxes Withheld)	$1,330
Dividends from Security of Affiliated Issuer	35
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	1,366
Expenses:
Investment Advisory Fees (Note B)	363
Administration Fees (Note C)	113
Custodian Fees (Note E)	38
Professional Fees	16
Shareholder Reporting Fees	12
Directors’ Fees and Expenses	2
Transfer Agency Fees (Note D)	— @
Other Expenses	6
Expenses Before Non Operating Expenses	550
Bank Overdraft Expense	— @
Total Expenses	550
Voluntary Waiver of Investment Advisory Fees (Note B)	(74)
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Net Expenses	470
Net Investment Income	896
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Taxes $42)	(4,055)
Foreign Currency Exchange Contracts	(1,270)
Foreign Currency Transactions	52
Futures Contracts	317
Net Realized Loss	(4,956)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Capital Gain Country Tax Accruals of $12)	(9,929)
Foreign Currency Exchange Contracts	79
Foreign Currency Translations	20
Futures Contracts	(333)
Net Change in Unrealized Appreciation (Depreciation)	(10,163)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(15,119)
Net Decrease in Net Assets Resulting from Operations	$(14,223)

@  Amount is less than $500.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

International Magnum Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$896	$1,514
Net Realized Loss	(4,956)	(14,756)
Net Change in Unrealized Appreciation (Depreciation)	(10,163)	37,707
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,223)	24,465
Distributions from and/or in Excess of:
Net Investment Income	(2,632)	(2,650)
Capital Share Transactions:(1)
Subscribed	4,321	9,070
Distributions Reinvested	2,632	2,650
Redeemed	(10,584)	(21,358)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,631)	(9,638)
Total Increase (Decrease) in Net Assets	(20,486)	12,177
Net Assets:
Beginning of Period	98,707	86,530
End of Period (Including Undistributed Net Investment Income of $495 and $2,231)	$78,221	$98,707
(1) Capital Share Transactions:
Shares Subscribed	513	1,173
Shares Issued on Distributions Reinvested	351	374
Shares Redeemed	(1,266)	(2,961)
Net Decrease in Shares Outstanding	(402)	(1,414)

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

International Magnum Portfolio

	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$8.81		$6.86	$14.50	$14.26		$12.38	$11.29
Income (Loss) from Investment Operations
Net Investment Income†	0.08		0.13	0.30	0.17		0.16	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.40)		2.05	(6.09)	1.89		2.77	1.09
Total from Investment Operations	(1.32)		2.18	(5.79)	2.06		2.93	1.23
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.23)	(0.38)	(0.23)		(0.01)	(0.14)
Net Realized Gain	—		—	(1.47)	(1.59)		(1.04)	—
Total Distributions	(0.24)		(0.23)	(1.85)	(1.82)		(1.05)	(0.14)
Net Asset Value, End of Period	$7.25		$8.81	$6.86	$14.50		$14.26	$12.38
Total Return ++	(14.96	)%#	32.53%	(44.62)%	14.59%		25.13%	11.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$78,221		$98,707	$86,530	$209,933		$194,060	$150,641
Ratio of Expenses to Average Net Assets(1)	1.04	%+*	1.04%+	1.05%+	1.05	%+	1.09%^	1.15%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.04	%+*	N/A	N/A	N/A		N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.98	%+*	1.75%+	2.72%+	1.15	%+	1.25%	1.26%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	58	%#	30%	26%	43%		80%	34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.22	%+*	1.21%+	1.19%+	1.15	%+	1.18%	1.18%
Net Investment Income to Average Net Assets	1.81	%+*	1.58%+	2.58%+	1.05	%+	1.15%	1.23%

†	Per share amount is based on average shares outstanding.
++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^

Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.15 for Class I shares.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2010, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisor seek to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Futures: In respect to futures, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected as part of “Due from (to) Broker” on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2010.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)	Futures Contracts (000)(a)
Foreign Currency Contracts Risk	Receivables	$99	$—
Foreign Currency Contracts Risk	Payables	$377	$—
Equity Risk	Payables	—	(132)
Total Payables		$377	$(132)

(a)     This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflect the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$(1,270)
Equity Rate Risk	Futures Contracts	317
Total		$(953)

Change in Unrealized Appreciation (Depreciation)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$79
Interest Rate Risk	Futures Contracts	(333)
Total		$(254)

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $1,846,000 and related collateral outstanding at June 30, 2010 was approximately $1,948,000. The Portfolio received cash collateral of $1,875,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The remaining collateral of $73,000 was received in the form of U.S. Government obligations, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments. For the six months ended June 30, 2010, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $27,000.

5.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

6.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% . Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2010, this waiver amounted to approximately $74,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (the “Sub-Advisers”) for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

E. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

F. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributiions Paid From:		2008 Distributiions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,650	$—	$8,488	$15,497

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$1,353	$(1,350)	$(3)

At December 31, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,632	$—

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$87,000	$2,680	$(10,361)	$(7,681)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2009, the Portfolio deferred to January 4, 2010, for U.S. Federal income tax purposes, capital and currency losses of approximately $1,254,000 and $373,000, respectively.

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $22,092,000, of which $2,735,000 will expire on December 31, 2016 and $19,357,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

G. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Advise, both directly, and/or as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Funds.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$18,027	$21,409	$33,872	$8	$5,564

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $47,031,000 and $46,475,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer. Additionally, during the six months ended June 30, 2010, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., an affiliated broker/dealer and the Portfolio incurred no brokerage commissions with China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

H. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76.1%.

I. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

At a meeting held on June 17-18, 2010, the Board was informed of an upcoming change to the Portfolio’s portfolio management team and approved changes to the Portfolio’s investment objective and strategies. The Portfolio’s portfolio management team will consist of members of the Global Macro and Asset Allocation team of the Adviser and the Sub-Advisers. The Global Macro and Asset Allocation team is led by Henry McVey. The Global Macro and Asset Allocation team analyzes investment opportunities from a broad global macro perspective, focusing on global thematic allocations based on asset class, sector, regional, country and currency considerations. In connection with the portfolio management team’s focus on global macro issues, the Board approved various changes to the Portfolio, including (i) changing the Portfolio’s name to the Global Tactical Asset Allocation Portfolio, (ii) changing the Portfolio’s investment objective, (iii) changing the Portfolio’s principal investment strategies, and corresponding risks as appropriate, and (iv) changing the Portfolio’s primary benchmark. Because a change to the Portfolio’s investment objective requires stockholder approval, the Board approved these changes contingent upon receiving stockholder approval of the change in investment objective.

Effective September 15, 2010, Francine J. Bovich will no longer be managing the Portfolio.

The change in investment objective is subject to the approval of the Portfolio’s stockholders at a special meeting of stockholders anticipated to be held during the third quarter of 2010. A proxy statement formally detailing the proposal is anticipated to be distributed to stockholders of the Portfolio during the third quarter of 2010.

J. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid	Custodian
State Street Bank and Trust Co.
Investment Adviser and Administrator	One Lincoln Street
Morgan Stanley Investment Management Inc.	Boston, MA 02111
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Dechert LLP
Distributor	1095 Avenue of the Americas
Morgan Stanley Distribution, Inc.	New York, New York 10036
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Dividend Disbursing and Transfer Agent	Boston, Massachusetts 02116-5072
Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMASAN
IU10-02888P-Y06/10

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Mid Cap Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Examples

Mid Cap Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Class I	$1,000.00	$1,012.00	$1,019.59	$5.24	$5.26	1.05%
Mid Cap Growth Class II	1,000.00	1,012.10	1,019.09	5.74	5.76	1.15

*            Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**     Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that while the Portfolio’s management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio’s management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, (ii) the Portfolio’s total expense ratio was competitive with its peer group average, and (iii) the Portfolio’s performance was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (92.6%)
Advertising Agencies (0.8%)
Groupe Aeroplan, Inc.	221,215	$1,841

Air Transport (1.9%)
Expeditors International of Washington, Inc.	123,692	4,269

Alternative Energy (5.8%)
Better Place LLC (a)(b)(c)	457,115	1,371
Petrohawk Energy Corp. (a)	58,795	998
Range Resources Corp.	103,777	4,167
Ultra Petroleum Corp. (a)	150,961	6,680
		13,216
Asset Management & Custodian (2.5%)
Greenhill & Co., Inc.	54,397	3,325
T Rowe Price Group, Inc.	54,520	2,420
		5,745
Beverage: Soft Drinks (1.1%)
Coca-Cola Enterprises, Inc.	93,387	2,415

Biotechnology (4.4%)
IDEXX Laboratories, Inc. (a)	57,647	3,511
Illumina, Inc. (a)	148,975	6,485
		9,996
Cable Television Services (1.0%)
Discovery Communications, Inc., Series C (a)	75,126	2,324

Casinos & Gambling (5.3%)
Las Vegas Sands Corp. (a)	255,571	5,658
Wynn Resorts Ltd.	86,081	6,566
		12,224
Cement (2.0%)
Martin Marietta Materials, Inc.	45,025	3,819
Texas Industries, Inc.	28,181	832
		4,651
Chemicals: Diversified (1.7%)
Intrepid Potash, Inc. (a)	82,376	1,612
Rockwood Holdings, Inc. (a)	104,241	2,365
		3,977
Commercial Services (5.9%)
Corporate Executive Board Co. (The)	63,737	1,674
Intertek Group plc	217,481	4,652
Leucadia National Corp. (a)	171,363	3,343
New Oriental Education & Technology Group, Inc. ADR (a)	40,790	3,801
		13,470
Communications Technology (0.9%)
Millicom International Cellular S.A.	25,733	2,086

Computer Services Software & Systems (16.6%)
Akamai Technologies, Inc. (a)	108,211	4,390
Alibaba.com Ltd.	1,595,500	3,149
Autodesk, Inc. (a)	102,766	2,504
Equinix, Inc. (a)	23,186	1,883
IHS, Inc., Class A (a)	50,184	2,932
Red Hat, Inc. (a)	124,599	3,606
Rovi Corp. (a)	56,083	2,126
Salesforce.com, Inc. (a)	79,271	6,803
Solera Holdings, Inc.	131,411	4,757
Teradata Corp. (a)	195,451	5,957
		38,107
Consumer Lending (3.4%)
IntercontinentalExchange, Inc. (a)	28,642	3,237
Moody’s Corp.	46,502	926
Redecard SA	255,349	3,608
		7,771
Diversified Financial Services (1.4%)
Calamos Asset Management, Inc., Class A	111,166	1,032
CIT Group, Inc. (a)	61,758	2,091
		3,123
Diversified Materials & Processing (0.9%)
Schindler Holding AG	25,781	2,168

Diversified Retail (8.9%)
Ctrip.com International Ltd. ADR (a)	192,209	7,219
Fastenal Co.	72,107	3,619
NetFlix, Inc. (a)	32,360	3,516
Priceline.com, Inc. (a)	25,963	4,584
Sears Holdings Corp. (a)	22,018	1,423
		20,361
Education Services (1.2%)
Strayer Education, Inc.	13,601	2,827

Financial Data & Systems (4.9%)
MSCI, Inc., Class A (a)	182,827	5,010
Verisk Analytics, Inc., Class A (a)	207,270	6,197
		11,207
Health Care Services (1.7%)
Stericycle, Inc. (a)	60,799	3,987

Home Building (2.1%)
Gafisa S.A. ADR	165,869	2,008
NVR, Inc. (a)	4,224	2,767
		4,775
Hotel/Motel (1.4%)
Accor SA (a)	68,309	3,137

Medical & Dental Instruments & Supplies (1.5%)
Techne Corp.	59,905	3,441

Medical Equipment (1.3%)
Intuitive Surgical, Inc. (a)	9,227	2,912

Pharmaceuticals (5.1%)
Gen-Probe, Inc. (a)	96,866	4,400
Ironwood Pharmaceuticals, Inc. (a)(b)	116,124	1,338
Mead Johnson Nutrition Co.	120,499	6,039
		11,777
Publishing (1.4%)
Morningstar, Inc. (a)	78,153	3,323

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

	Shares	Value (000)
Scientific Instruments: Pollution Control (3.0%)
Covanta Holding Corp. (a)	240,759	$3,994
Nalco Holding Co.	146,406	2,996
		6,990
Shipping (1.4%)
C.H. Robinson Worldwide, Inc.	59,622	3,319

Wholesale & International Trade (3.1%)
Li & Fung Ltd.	1,614,100	7,226
Total Common Stocks (Cost $216,229)		212,665
Preferred Stocks (0.5%)
Pharmaceuticals (0.5%)
Ironwood Pharmaceuticals, Inc. (Convertible) (Cost $1,154) (a)(b)(c)	96,207	1,108

Short-Term Investment (5.0%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $11,589) (d)	11,588,651	11,589
Total Investments (98.1%) (Cost $228,972) (e)		225,362
Other Assets in Excess of Liabilities (1.9%)		4,369
Net Assets (100.0%)		$229,731

(a)	Non-income producing security
(b)

At June 30, 2010, the Portfolio held approximately $3,817,000 of fair valued securities, representing 1.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at June 30, 2010.
(d)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(e)

The approximate market value and percentage of total investments, $20,332,000 and 9.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	126	$126	7/1/10	CHF	137	$127	$1
USD	427	427	7/2/10	CHF	462	428	1
USD	145	145	7/2/10	CHF	156	145	—	@
		$698				$700	$2

@		Value is less than $500.
CHF	—	Swiss Franc
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-4 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$1,841	$—	$—	$1,841
Air Transport	4,269	—	—	4,269
Alternative Energy	11,845	—	1,371	13,216
Asset Management & Custodian	5,745	—	—	5,745
Beverage: Soft Drinks	2,415	—	—	2,415
Biotechnology	9,996	—	—	9,996
Cable Television Services	2,324	—	—	2,324
Casinos & Gambling	12,224	—	—	12,224
Cement	4,651	—	—	4,651
Chemicals: Diversified	3,977	—	—	3,977
Commercial Services	8,818	4,652	—	13,470
Communications Technology	2,086	—	—	2,086
Computer Services Software & Systems	34,958	3,149	—	38,107
Consumer Lending	7,771	—	—	7,771
Diversified Financial Services	3,123	—	—	3,123
Diversified Materials & Processing	—	2,168	—	2,168
Diversified Retail	20,361	—	—	20,361
Education Services	2,827	—	—	2,827
Financial Data & Systems	11,207	—	—	11,207
Health Care Services	3,987	—	—	3,987
Home Building	4,775	—	—	4,775
Hotel/Motel	—	3,137	—	3,137
Medical & Dental Instruments & Supplies	3,441	—	—	3,441
Medical Equipment	2,912	—	—	2,912
Pharmaceuticals	10,439	—	1,338	11,777
Publishing*	3,323	—	—	3,323
Scientific Instruments: Pollution Control	6,990	—	—	6,990
Shipping	3,319	—	—	3,319
Wholesale & International Trade	—	7,226	—	7,226
Total Common Stocks	189,624	20,332	2,709	212,665

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stocks
Pharmaceuticals	$—	$—	$1,108	$1,108
Foreign Currency Exchange Contracts	—	2	—	2
Short-Term Investment
Investment Company	11,589	—	—	11,589
Total Assets	201,213	20,334	3,817	225,364
Total	$201,213	$20,334	$3,817	$225,364

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)	Preferred Stocks (000)
Balance as of 12/31/09	$—	$2,117
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(1,009)
Net purchases (sales)	2,709	—
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$2,709	$1,108
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—	$(1,009)

Portfolio Composition

Classification	Percentage of Total Investments
Computer Services Software & Systems	16.9%
Diversified Retail	9.0
Commercial Services	6.0
Alternative Energy	5.9
Pharmaceuticals	5.7
Casinos & Gambling	5.4
Short-Term Investments	5.1
Financial Data & Systems	5.0
Other*	41.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $217,383)	$213,773
Investment in Security of Affiliated Issuer, at Value (Cost $11,589)	11,589
Total Investments in Securities, at Value (Cost $228,972)	225,362
Foreign Currency, at Value (Cost $22)	22
Receivable for Investments Sold	5,927
Receivable for Portfolio Shares Sold	909
Dividends Receivable	77
Unrealized Appreciation on Foreign Currency Exchange Contracts	2
Receivable from Affiliate	1
Other Assets	7
Total Assets	232,307
Liabilities:
Payable for Investments Purchased	1,663
Payable for Investment Advisory Fees	465
Payable for Portfolio Shares Redeemed	323
Payable for Administration Fees	50
Payable for Professional Fees	19
Distribution Fees — Class II Shares	15
Payable for Custodian Fees	10
Payable for Directors’ Fees and Expenses	2
Other Liabilities	29
Total Liabilities	2,576
NET ASSETS	$229,731
Net Assets Consist of:
Paid-in-Capital	$239,486
Accumulated Net Investment Loss	(356)
Accumulated Net Realized Loss	(5,788)
Unrealized Appreciation (Depreciation) on:
Investments	(3,610)
Foreign Currency Exchange Contracts and Translations	(1)
Net Assets	$229,731
CLASS I:
Net Assets	$54,624
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,894,876 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.27
CLASS II:
Net Assets	$175,107
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,055,068 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.19

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $36 of Foreign Taxes Withheld)	$1,017
Dividends from Security of Affiliated Issuer	2
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	1,020
Expenses:
Investment Advisory Fees (Note B)	912
Distribution Fees — Class II Shares (Note D)	325
Administration Fees (Note C)	304
Shareholder Reporting Fees	23
Professional Fees	15
Custodian Fees (Note F)	10
Directors’ Fees and Expenses	4
Transfer Agency Fees (Note E)	1
Other Expenses	6
Total Expenses	1,600
Voluntary Waiver of Investment Advisory Fees (Note B)	(1)
Distribution Fees — Class II Shares Waived (Note D)	(232)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	1,365
Net Investment Loss	(345)
Realized Gain (Loss):
Investments Sold	10,753
Foreign Currency Exchange Contracts	(27)
Foreign Currency Transactions	19
Net Realized Gain	10,745
Change in Unrealized Appreciation (Depreciation):
Investments	(7,251)
Foreign Currency Exchange Contracts	2
Foreign Currency Translations	(3)
Net Change in Unrealized Appreciation (Depreciation)	(7,252)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,493
Net Increase in Net Assets Resulting from Operations	$3,148

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Loss	$(345)	$(346)
Net Realized Gain (Loss)	10,745	(1,209)
Net Change in Unrealized Appreciation (Depreciation)	(7,252)	90,291
Net Increase in Net Assets Resulting from Operations	3,148	88,736
Capital Share Transactions:(1)
Class I:
Subscribed	9,985	21,808
Redeemed	(11,737)	(40,415)
Class II:
Subscribed	10,989	37,589
Redeemed	(21,260)	(25,633)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,023)	(6,651)
Total Increase (Decrease) in Net Assets	(8,875)	82,085
Net Assets:
Beginning of Period	238,606	156,521
End of Period (Accumulated Net Investment Loss of $(356) and $(11))	$229,731	$238,606
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,048	3,106
Shares Redeemed	(1,221)	(5,445)
Net Decrease in Class I Shares Outstanding	(173)	(2,339)
Class II:
Shares Subscribed	1,150	5,131
Shares Redeemed	(2,243)	(3,626)
Net Increase (Decrease) in Class II Shares Outstanding	(1,093)	1,505

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.16		$5.81	$14.58	$12.48		$12.18	$10.36
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.01)		(0.01)	(0.04)	0.04		0.01	(0.06)
Net Realized and Unrealized Gain (Loss)	0.12		3.36	(5.51)	2.74		1.07	1.88
Total from Investment Operations	0.11		3.35	(5.55)	2.78		1.08	1.82
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.10)	—		—	—
Net Realized Gain	—		—	(3.12)	(0.68)		(0.78)	—
Total Distributions	—		(3.22)	(0.68)	(0.78)
Net Asset Value, End of Period	$9.27		$9.16	$5.81	$14.58		$12.48	$12.18
Total Return ++	1.20	%#	57.66%	(46.77)%	22.67%		9.28%	17.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$54,624		$55,559	$48,874	$122,169		$120,414	$111,677
Ratio of Expenses to Average Net Assets(1)	1.05	%+*	1.04%+	1.05%+	1.06	%+	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.05	%+	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.21	)%+*	(0.12)%+	(0.37)%+	0.27	%+	0.07%	(0.54)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	18	%#	41%	41%	78%		65%	103%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.05	%+*	1.06%+	1.06%+	1.09	%+	1.06%	1.09%
Net Investment Income (Loss) to Average Net Assets	(0.21	)%+*	(0.14)%+	(0.38)%+	0.23	%+	0.06%	(0.58)%

†	Per share amount is based on average shares outstanding.
++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.09		$5.77		$14.50	$12.42		$12.14	$10.35
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.01)		(0.01)		(0.05)	0.04		0.00 ‡	(0.07)
Net Realized and Unrealized Gain (Loss)	0.11		3.33		(5.48)	2.72		1.06	1.86
Total from Investment Operations	0.10		3.32		(5.53)	2.76		1.06	1.79
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.08)	—		—	—
Net Realized Gain	—		—		(3.12)	(0.68)		(0.78)	—
Total Distributions	—				(3.20)	(0.68)		(0.78)
Net Asset Value, End of Period	$9.19		$9.09		$5.77	$14.50		$12.42	$12.14
Total Return ++	1.21	%#	57.37%		(46.82)%	22.61%		9.14%	17.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$175,107		$183,047		$107,647	$167,962		$182,020	$44,316
Ratio of Expenses to Average Net Assets(1)	1.15	%+*	1.14	%+	1.15%+	1.16	%+	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	1.15%	+	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.31	)%+*	(0.20	)%+	(0.47)%+	0.27	%+	(0.04)%	(0.63)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%		0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	18	%#	41%		41%	78%		65%	103%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40	%+*	1.41	%+	1.41%+	1.44	%+	1.40%	1.44%
Net Investment Income (Loss) to Average Net Assets	(0.56	)%+*	(0.47	)%+	(0.73)%+	(0.01	)%+	(0.29)%	(0.92)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+

The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

11	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A.            Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”) (formerly known as SFAS 161), effective December 31, 2008. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2010.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Assets:
Foreign Currency Contracts Risk	Receivables	$2

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracs	$(27)

Change in Unrealized Appreciation (Depreciation)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracs	$2

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2010, these waivers amounted to approximately $1,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2010, this waiver amounted to approximately $232,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributiions Paid From:		2008 Distributiions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$23,980	$40,547

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, in-kind wash sales adjustments, basis adjustments for return of capital sold and net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$337	$232	$(569)

At December 31, 2009, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$228,972	$27,392	$(31,002)	$(3,610)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2009, the Portfolio deferred to January 4, 2010, for U.S. Federal income tax purposes, capital and currency losses of approximately $2,226,000 and $9,000, respectively.

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $12,558,000, of which $6,445,000 will expire on December 31, 2016 and $6,113,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$9,385	$38,474	$36,270	$2	$11,589

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $41,662,000 and $60,900,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc., an affiliated broker/dealer.

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The aggregate percentage of such owners was 79.0% and 83.3%, for Class I and Class II shares, respectively.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

K. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid	Custodian
State Street Bank and Trust Co.
Investment Adviser and Administrator	One Lincoln Street
Morgan Stanley Investment Management Inc.	Boston, MA 02111
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Dechert LLP
Distributor	1095 Avenue of the Americas
Morgan Stanley Distribution, Inc.	New York, New York 10036
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Dividend Disbursing and Transfer Agent	Boston, Massachusetts 02116-5072
Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
IU10-02912P-Y06/10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

U.S. Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Examples

U.S. Real Estate Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Class I	$1,000.00	$1,063.00	$1,019.34	$5.63	$5.51	1.10%
U.S. Real Estate Class II	1,000.00	1,062.20	1,018.10	6.90	6.76	1.35

*            Expenses are calculated using each Portfolio Class shares’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

** Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were acceptable given the quality and nature of the services provided. The Board also concluded that the Portfolio’s performance was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Diversified (9.2%)
Cousins Properties, Inc. REIT	667,448	$4,499
Forest City Enterprises, Inc., Class A (a)	471,393	5,336
Lexington Realty Trust REIT	33,150	199
Vornado Realty Trust REIT	398,164	29,046
		39,080
Health Care (12.5%)
Assisted Living Concepts, Inc., Class A (a)	148,155	4,384
Capital Senior Living Corp. (a)	112,668	560
Extendicare REIT	25,222	202
HCP, Inc. REIT	539,628	17,403
Healthcare Realty Trust, Inc. REIT	385,049	8,460
LTC Properties, Inc. REIT	28,854	700
Nationwide Health Properties, Inc. REIT	66,565	2,381
Senior Housing Properties Trust REIT	510,215	10,260
Ventas, Inc. REIT	182,694	8,578
		52,928
Industrial (4.4%)
AMB Property Corp. REIT	260,240	6,170
Cabot Industrial Value Fund II LP (a)(b)(c)(d)	11,760	4,351
DCT Industrial Trust, Inc. REIT	527,721	2,385
Keystone Industrial Fund, LP (a)(b)(c)(d)	6,300,000	4,914
ProLogis REIT	86,910	881
		18,701
Lodging/Resorts (7.9%)
DiamondRock Hospitality Co. REIT (a)	422	4
Host Hotels & Resorts, Inc. REIT	1,381,762	18,626
Morgans Hotel Group Co. (a)	86,587	533
Pebblebrook Hotel Trust REIT (a)	7,160	135
Starwood Hotels & Resorts Worldwide, Inc.	340,431	14,104
		33,402
Office (11.7%)
BioMed Realty Trust, Inc. REIT	86,030	1,384
Boston Properties, Inc. REIT	317,217	22,630
BRCP REIT I L.P. (b)(c)(d)	2,928,671	1,025
BRCP REIT II, L.P. REIT (b)(c)(d)	5,557,698	2,223
Brookfield Properties Corp.	528,336	7,418
Douglas Emmett, Inc. REIT	58,430	831
HRPT Properties Trust REIT	142,150	883
Hudson Pacific Properties, Inc. REIT (a)	156,290	2,696
Kilroy Realty Corp. REIT	74,213	2,206
Mack-Cali Realty Corp. REIT	290,601	8,640
		49,936
Office/Industrial Mixed (1.9%)
Duke Realty Corp. REIT	125,582	1,425
Liberty Property Trust REIT	111,161	3,207
PS Business Parks, Inc. REIT	58,967	3,289
		7,921
Regional Malls (12.7%)
Macerich Co. (The) REIT	130,979	4,888
Simon Property Group, Inc. REIT	581,741	46,976
Taubman Centers, Inc. REIT	57,042	2,146
		54,010
Residential Apartments (17.4%)
Apartment Investment & Management Co., Class A REIT	96,926	1,877
AvalonBay Communities, Inc. REIT	181,115	16,911
BRE Properties, Inc. REIT	15,110	558
Camden Property Trust REIT	219,964	8,986
Equity Residential REIT	1,029,308	42,860
Essex Property Trust, Inc. REIT	661	64
Post Properties, Inc. REIT	106,367	2,418
		73,674
Residential Manufactured Homes (2.1%)
Equity Lifestyle Properties, Inc. REIT	181,004	8,730

Self Storage (5.9%)
Public Storage REIT	261,776	23,013
Sovran Self Storage, Inc. REIT	60,052	2,067
		25,080
Shopping Centers (7.8%)
Acadia Realty Trust REIT	244,156	4,107
Equity One, Inc. REIT	10,005	156
Federal Realty Investment Trust REIT	119,583	8,403
Kite Realty Group Trust REIT	112,144	469
Regency Centers Corp. REIT	484,001	16,650
Retail Opportunity Investments Corp.	334,017	3,223
		33,008
Specialty (5.3%)
Colony Financial, Inc. REIT	76,480	1,293
CreXus Investment Corp. REIT	103,470	1,286
Digital Realty Trust, Inc. REIT	36,794	2,122
Plum Creek Timber Co., Inc. REIT	355,636	12,280
Rayonier, Inc. REIT	45,995	2,025
Starwood Property Trust, Inc. REIT	200,821	3,404
		22,410
Total Common Stocks (Cost $366,019)		418,880
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $13,899) (e)	13,898,885	13,899
Total Investments (102.1%) (Cost $379,918)		432,779
Liabilities in Excess of Other Assets (-2.1%)		(8,879)
Net Assets (100.0%)		$423,900

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at June 30, 2010.
(c)

At June 30, 2010, the Portfolio held approximately $12,513,000 of fair valued securities, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of $1,169,000. BRCP REIT II, LLC was acquired between 1/07 - 1/10 and has a current cost basis of $5,558,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of $5,880,000, Keystone Industrial Fund, LP was acquired between 3/07 - 11/09 and has a current cost basis of $5,283,000. At June 30, 2010, these securities had an aggregate market value of $12,513,000 representing 3.0% of net assets.

(e)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-7 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$39,080	$—	$—	$39,080
Health Care	52,928	—	—	52,928
Industrial	9,436	—	9,265	18,701
Lodging/Resorts	33,402	—	—	33,402
Office	46,688	—	3,248	49,936
Office/Industrial Mixed	7,921	—	—	7,921
Regional Malls	54,010	—	—	54,010
Residential Apartments	73,674	—	—	73,674
Residential Manufactured Homes	8,730	—	—	8,730
Self Storage	25,080	—	—	25,080
Shopping Centers	33,008	—	—	33,008
Specialty	22,410	—	—	22,410
Total Common Stocks	406,367	—	12,513	418,880
Short-Term Investment
Investment Company	13,899	—	—	13,899
Total	$420,266	$—	$12,513	$432,779

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Balance as of 12/31/09	$12,835
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in Unrealized appreciation (depreciation)	(1,100)
Net purchases (sales)	778
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$12,513
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$(1,100)

Portfolio Composition

Classification	Percentage of Total Investments
Residential Apartments	17.0%
Regional Malls	12.5
Health Care	12.2
Office	11.5
Diversified	9.0
Lodging/Resorts	7.7
Shopping Centers	7.6
Self Storage	5.8
Specialty	5.2
Other*	8.3
Short-Term Investment	3.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities

	June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $366,019)	$418,880
Investment in Security of Affiliated Issuer, at Value (Cost $13,899)	13,899
Total Investments in Securities, at Value (Cost $379,918)	432,779
Foreign Currency, at Value (Cost $3)	3
Receivable for Investments Sold	83,116
Dividends Receivable	1,371
Receivable for Portfolio Shares Sold	487
Tax Reclaim Receivable	73
Receivable from Affiliate	2
Other Assets	39
Total Assets	517,870
Liabilities:
Payable for Portfolio Shares Redeemed	91,953
Payable for Investment Advisory Fees	1,077
Payable for Investments Purchased	632
Payable for Administration Fees	111
Distribution Fees — Class II Shares	57
Payable for Professional Fees	32
Payable for Custodian Fees	7
Payable for Directors’ Fees and Expenses	7
Other Liabilities	94
Total Liabilities	93,970
NET ASSETS	$423,900
Net Assets Consist of:
Paid-in-Capital	$655,787
Undistributed Net Investment Income	3,450
Accumulated Net Realized Loss	(288,198)
Unrealized Appreciation (Depreciation) on:
Investments	52,861
Foreign Currency Translations	—	@
Net Assets	$423,900
CLASS I:
Net Assets	$249,557
Net Asset Value, Offering and Redemption Price Per Share Applicable to 23,552,025 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.60
CLASS II:
Net Assets	$174,343
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,513,556 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.56

@  Amount is less than $500.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $38 of Foreign Taxes Withheld)	$8,528
Dividends from Security of Affiliated Issuer	11
Total Investment Income	8,539
Expenses:
Investment Advisory Fees (Note B)	2,097
Administration Fees (Note C)	657
Distribution Fees — Class II Shares (Note D)	471
Shareholder Reporting Fees	83
Professional Fees	22
Custodian Fees (Note F)	9
Directors’ Fees and Expenses	7
Transfer Agency Fees (Note E)	1
Other Expenses	9
Expenses Before Non Operating Expenses	3,356
Investment Related Expenses	23
Total Expenses	3,379
Voluntary Waiver of Investment Advisory Fees (Note B)	(21)
Distribution Fees — Class II Shares Waived (Note D)	(135)
Rebate from Morgan Stanley Affiliates (Note H)	(8)
Net Expenses	3,215
Net Investment Income	5,324
Realized Loss:
Investments	(11,655)
Foreign Currency Exchange Contracts	— @
Foreign Currency Transactions	(1)
Net Realized Loss	(11,656)
Change in Unrealized Appreciation (Depreciation):
Investments	40,601
Foreign Currency Translations	(7)
Net Change in Unrealized Appreciation (Depreciation)	40,594
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	28,938
Net Increase in Net Assets Resulting from Operations	$34,262

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

U.S. Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,324	$10,628
Net Realized Loss	(11,656)	(298,525)
Net Change in Unrealized Appreciation (Depreciation)	40,594	425,898
Net Increase in Net Assets Resulting from Operations	34,262	138,001
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(5,804)	(11,792)
Class II:
Net Investment Income	(5,527)	(7,226)
Total Distributions	(11,331)	(19,018)
Capital Share Transactions:(1)
Class I:
Subscribed	23,877	54,217
Distributions Reinvested	5,804	11,792
Redeemed	(36,050)	(272,805)
Class II:
Subscribed	26,473	88,779
Distributions Reinvested	5,527	7,226
Redeemed	(127,634)	(123,392)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(102,003)	(234,183)
Total Decrease in Net Assets	(79,072)	(115,200)
Net Assets:
Beginning of Period	502,972	618,172
End of Period (Including Undistributed Net Investment Income of $3,450 and $9,457)	$423,900	$502,972
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,228	7,446
Shares Issued on Distributions Reinvested	513	1,716
Shares Redeemed	(3,318)	(33,448)
Net Decrease in Class I Shares Outstanding	(577)	(24,286)
Class II:
Shares Subscribed	2,503	12,401
Shares Issued on Distributions Reinvested	490	1,055
Shares Redeemed	(12,016)	(15,047)
Net Decrease in Class II Shares Outstanding	(9,023)	(1,591)

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.15		$8.20		$22.05	$29.37	$23.09	$20.49
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.17		0.31	0.32	0.36	0.36
Net Realized and Unrealized Gain (Loss)	0.58		2.04		(5.87)	(4.90)	8.02	3.08
Total from Investment Operations	0.70		2.21		(5.56)	(4.58)	8.38	3.44
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.26)		(0.69)	(0.31)	(0.30)	(0.26)
Net Realized Gain	—		—		(7.60)	(2.43)	(1.80)	(0.58)
Total Distributions	(0.25)		(0.26)		(8.29)	(2.74)	(2.10)	(0.84)
Net Asset Value, End of Period	$10.60		$10.15		$8.20	$22.05	$29.37	$23.09
Total Return ++	6.30	%#	28.36%		(37.89)%	(17.07)%	38.04%	17.05%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$249,557		$244,866		$396,921	$761,902	$1,408,168	$1,072,408
Ratio of Expenses to Average Net Assets(1)	1.10	%+*	1.13	%+	1.07%+	1.04%+	1.01%	1.03%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.09	%+*	1.10	%+	1.05%+	1.02%+	1.01%	1.03%
Ratio of Net Investment Income to Average Net Assets(1)	2.15	%+*	2.25	%+	2.01%+	1.14%+	1.40%	1.72%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	11	%#	36%		35%	41%	25%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Waived and/or Reimbursed by Adviser
Expenses to Average Net Assets	1.10	%+*	1.14	%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.15	%+*	2.24	%+	N/A	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.11		$8.16		$21.83	$29.11	$22.92	$20.38
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.14		0.27	0.19	0.32	0.33
Net Realized and Unrealized Gain (Loss)	0.68		2.05		(5.79)	(4.78)	7.93	3.04
Total from Investment Operations	0.78		2.19		(5.52)	(4.59)	8.25	3.37
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.24)		(0.55)	(0.26)	(0.26)	(0.25)
Net Realized Gain	—		—		(7.60)	(2.43)	(1.80)	(0.58)
Total Distributions	(0.33)		(0.24)		(8.15)	(2.69)	(2.06)	(0.83)
Net Asset Value, End of Period	$10.56		$10.11		$8.16	$21.83	$29.11	$22.92
Total Return ++	6.22	%#	28.49%		(38.05)%	(17.57)%	37.67%	16.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$174,343		$258,106		$221,251	$361,473	$1,155,718	$616,304
Ratio of Expenses to Average Net Assets(1)	1.35	%+*	1.38	%+	1.32%+	1.28%+	1.26%	1.28%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.34	%+*	1.35	%+	1.30%+	1.27%+	1.26%	1.28%
Ratio of Net Investment Income to Average Net Assets(1)	1.90	%+*	1.83	%+	1.77%+	0.67%+	1.24%	1.58%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	11	%#	36%		35%	41%	25%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.45	%+*	1.49	%+	1.42%+	1.37%+	1.36%	1.38%
Net Investment Income to Average Net Assets	1.80	%+*	1.72	%+	1.67%+	0.57%+	1.14%	1.48%

†	Per share amount is based on average shares outstanding.
++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $3,360,000 for which it will receive 3,360,000 shares of common stock. As of June 30, 2010, BRCP REIT I, LLC has drawn down approximately $2,929,000, which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $7,700,000 for which it will receive 7,700,000 shares of common stock. As of June 30, 2010, BRCP REIT II, LLC has drawn down approximately $5,558,000, which represents 72.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $6,300,000 for which it will receive 6,300,000 shares of common stock. As of June 30, 2010, Keystone Industrial Fund, LP has drawn down approximately $6,300,000, which represents 100.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $6,300,000 for which it will receive 6,300,000 shares of common stock. As of June 30, 2010, Cabot Industrial Value Fund, LP has drawn down approximately $5,880,000 which represents 93.3% of the commitment.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Risk	Foreign Currency Exchange Contracts	$—	@

@  Amount is less than $500.

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.              Restricted Securities: The Portfolio may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period.

5.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At June 30, 2010, the Portfolio did not have any outstanding securities on loan.

6.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

At June 30, 2010, the Portfolio did not have any outstanding repurchase agreements.

7.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

8.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

The Portfolio invests a significant portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2010, these waivers amounted to approximately $21,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2010, this waiver amounted to approximately $135,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions Paid From:		2008 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$19,018	$—	$90,787	$299,996

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, REITs basis adjustments, return of capital for certain securities sold, in-kind redemptions and partnership basis adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(402)	$106,274	$(105,872)

At December 31, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,486	$—

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$379,918	$74,703	$(21,842)	$52,861

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2009, the Portfolio deferred to January 4, 2010, for U.S. Federal income tax purposes, capital and currency losses of approximately $3,552,000 and $6,000, respectively.

For the year ended December 31, 2009, the Portfolio realized losses from in-kind redemptions of approximately $109,305,000. The losses are not taxable income to the Portfolio.

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $239,081,000, of which $13,231,000 will expire on December 31, 2016 and $225,850,000 will expire on December 31, 2017.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio’s investment in the Liquidity Fund.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$17,282	$66,143	$69,526	$11	$13,899

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $52,564,000 and $150,931,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred approximately $1,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer. Additionally, during the six months ended June 30, 2010, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., an affiliated broker/dealer.

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 22.8% and 89.3%, for Class I and Class II shares, respectively.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

K. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid	Custodian
State Street Bank and Trust Co.
Investment Adviser and Administrator	One Lincoln Street
Morgan Stanley Investment Management Inc.	Boston, MA 02111
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Dechert LLP
Distributor	1095 Avenue of the Americas
Morgan Stanley Distribution, Inc.	New York, New York 10036
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Dividend Disbursing and Transfer Agent	Boston, Massachusetts 02116-5072
Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
IU10-02920P-Y06/10

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Small Company Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Example

Small Company Growth Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Portfolio	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Class II	$1,000.00	$933.20	$1,018.60	$5.99	$6.26	1.25%

*            Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

** Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee was higher than its peer group average and that the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio’s management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, (ii) the Portfolio’s total expense ratio was competitive with its peer group average, and (iii) the Portfolio’s performance was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Alternative Energy (0.8%)
Better Place LLC (a)(b)	62,616	$188

Asset Management & Custodian (3.6%)
Capital Southwest Corp.	750	66
Climate Exchange plc (c)	3,539	39
Greenhill & Co., Inc.	12,806	783
		888
Biotechnology (0.8%)
Alnylam Pharmaceuticals, Inc. (c)	13,250	199

Casinos & Gambling (1.5%)
Lakes Entertainment, Inc. (c)	18,619	29
Universal Entertainment Corp. (c)	19,200	347
		376
Cement (3.9%)
Eagle Materials, Inc.	22,536	584
Texas Industries, Inc.	12,223	361
		945
Chemicals: Diversified (2.5%)
Intrepid Potash, Inc. (c)	10,788	211
Rockwood Holdings, Inc. (c)	17,935	407
		618
Commercial Services (10.6%)
Advisory Board Co. (The) (c)	18,482	794
Corporate Executive Board Co. (The)	6,944	182
CoStar Group, Inc. (c)	15,873	616
Information Services Group, Inc. (c)	39,280	79
MercadoLibre, Inc. (c)	10,430	548
New Oriental Education & Technology Group, Inc. ADR (c)	4,040	376
		2,595
Communications Technology (2.4%)
GSI Commerce, Inc. (c)	20,656	595

Computer Services Software & Systems (10.8%)
Blackboard, Inc. (c)	8,146	304
comScore, Inc. (c)	8,859	146
Forrester Research, Inc. (c)	18,958	574
Longtop Financial Technologies Ltd. ADR (c)	8,743	283
NetSuite, Inc. (c)	9,530	120
OpenTable, Inc. (c)	13,600	564
Solera Holdings, Inc.	17,807	645
		2,636
Diversified Financial Services (0.5%)
GLG Partners, Inc. (c)	29,210	128

Diversified Media (0.4%)
CKX, Inc. (c)	18,492	92

Diversified Retail (6.7%)
Blue Nile, Inc. (c)	17,779	837
Citi Trends, Inc. (c)	14,234	469
Dena Co., Ltd.	12,800	337
		1,643
Education Services (0.8%)
Ambassadors Group, Inc.	16,899	191

Electronic Components (1.0%)
Cogent Communications Group, Inc. (c)	32,702	248

Engineering & Contracting Services (1.5%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	12,918	375

Entertainment (2.5%)
Vail Resorts, Inc. (c)	17,143	598

Financial Data & Systems (3.2%)
MSCI, Inc., Class A (c)	28,656	785

Health Care Services (2.4%)
athenahealth, Inc. (c)	17,689	462
Castlight Health, Inc. (c)	32,177	133
		595
Health Care: Miscellaneous (1.6%)
MedAssets, Inc. (c)	16,464	380

Home Building (3.1%)
Brookfield Incorporacoes SA	85,546	369
Gafisa S.A. ADR	32,550	394
		763
Hotel/Motel (1.2%)
Gaylord Entertainment Co. (c)	6,634	147
Mandarin Oriental International Ltd.	103,100	145
		292
Insurance: Multi-Line (3.3%)
Greenlight Capital Re Ltd., Class A (c)	25,777	650
Pico Holdings, Inc. (c)	5,179	155
		805
Medical & Dental Instruments & Supplies (3.7%)
Techne Corp.	15,530	892

Metals & Minerals: Diversified (0.6%)
Lynas Corp. Ltd. (c)	328,888	149

Oil: Crude Producers (2.7%)
Atlas Energy, Inc. (c)	19,287	522
GMX Resources, Inc. (c)	21,369	139
		661
Pharmaceuticals (2.2%)
Gen-Probe, Inc. (c)	11,283	512
Ironwood Pharmaceuticals, Inc. (a)(c)	1,530	18
		530
Printing and Copying Services (1.9%)
VistaPrint NV (c)	9,740	463

Publishing (1.7%)
Morningstar, Inc. (c)	9,616	409

Real Estate Investment Trusts (REIT) (0.3%)
Consolidated-Tomoka Land Co.	2,183	62

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)
Restaurants (5.4%)
BJ’s Restaurants, Inc. (c)	17,246	$407
PF Chang’s China Bistro, Inc.	23,036	913
		1,320
Scientific Instruments: Pollution Control (1.8%)
Covanta Holding Corp. (c)	26,101	433

Semiconductors & Components (1.9%)
Tessera Technologies, Inc. (c)	28,039	450

Technology: Miscellaneous (1.1%)
iRobot Corp. (c)	11,635	219
Market Leader, Inc. (c)	17,401	34
Rediff.Com India Ltd. ADR (c)	9,403	19
		272
Textiles Apparel & Shoes (2.3%)
Lululemon Athletica, Inc. (c)	15,238	567

Transportation Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	79,000	137

Utilities: Electrical (4.0%)
Brookfield Infrastructure Partners LP	41,075	652
Prime Infrastructure Group	117,525	321
		973
Total Common Stocks (Cost $25,769)		23,253

Preferred Stocks (4.5%)
Biotechnology (0.9%)
Pacific Biosciences of California, Inc. (a)(b)(c)	28,120	215

Communications Technology (0.7%)
Twitter, Inc. Series E (a)(b)(c)	10,483	167

Computer Services Software & Systems (0.7%)
Ning, Inc. Series D (a)(b)(c)	30,861	180

Diversified Financial Services (0.5%)
Xoom Corp. Series F (a)(b)(c)	56,405	113

Pharmaceuticals (1.7%)
Ironwood Pharmaceuticals, Inc. (Convertible) (a)(b)(c)	36,808	424
Total Preferred Stocks (Cost $977)		1,099

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $195)	194,700	195
Total Investments (100.6%) (Cost $26,941) (e)		24,547
Liabilities in Excess of Other Assets (-0.6%)		(150)
Net Assets (100.0%)		$24,397

(a)

At June 30, 2010, the Portfolio held approximately $1,305,000 of fair valued securities, representing 5.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(b)	Security has been deemed illiquid at June 30, 2010.
(c)	Non-income producing security.
(d)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(e)

The approximate market value and percentage of total investments, $1,475,000 and 6.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Alternative Energy	$—	$—	$188	$188
Asset Management & Custodian	849	39	—	888
Biotechnology	199	—	—	199
Casinos & Gambling	29	347	—	376
Cement	945	—	—	945
Chemicals: Diversified	618	—	—	618
Commercial Services	2,595	—	—	2,595
Communications Technology	595	—	—	595
Computer Services Software & Systems	2,636	—	—	2,636
Diversified Financial Services	128	—	—	128
Diversified Media	92	—	—	92
Diversified Retail	1,306	337	—	1,643
Education Services	191	—	—	191
Electronic Components	248	—	—	248
Engineering & Contracting Services	375	—	—	375
Entertainment	598	—	—	598
Financial Data & Systems	785	—	—	785
Health Care Services	595	—	—	595
Health Care: Miscellaneous	380	—	—	380
Home Building	763	—	—	763
Hotel/Motel	147	145	—	292
Insurance: Multi-Line	805	—	—	805
Medical & Dental Instruments & Supplies	892	—	—	892
Metals & Minerals: Diversified	—	149	—	149
Oil: Crude Producers	661	—	—	661
Pharmaceuticals	512	—	18	530

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Printing and Copying Services	$463	$—	$—	$463
Publishing	409	—	—	409
Real Estate Investment Trusts (REIT)	62	—	—	62
Restaurants	1,320	—	—	1,320
Scientific Instruments: Pollution Control	433	—	—	433
Semiconductors & Components	450	—	—	450
Technology: Miscellaneous	272	—	—	272
Textiles Apparel & Shoes	567	—	—	567
Transportation Miscellaneous	—	137	—	137
Utilities: Electrical	652	321	—	973
Total Common Stocks	21,572	1,475	206	23,253
Preferred Stocks
Biotechnology	—	—	215	215
Communications Technology	—	—	167	167
Computer Services Software & Systems	—	—	180	180
Diversified Financial Services	—	—	113	113
Pharmaceuticals	—	—	424	424
Total Preferred Stocks	—	—	1,099	1,099
Short-Term Investment
Investment Company	195	—	—	195
Total	$21,767	$1,475	$1,305	$24,547

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)	Preferred Stocks (000)
Balance as of 12/31/09	$—	$1,446
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(460)
Net purchases (sales)	206	113
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$206	$1,099
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—	$(460)

Portfolio Composition

Classification	Percentage of Total Investments
Computer Services Software & Systems	10.7%
Commercial Services	10.6
Diversified Retail	6.7
Restaurants	5.4
Other*	65.8
Short-Term Investments	0.8
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities

	June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $26,746)	$24,352
Investment in Security of Affiliated Issuer, at Value (Cost $195)	195
Total Investments in Securities, at Value (Cost $26,941)	24,547
Foreign Currency, at Value (Cost $3)	3
Receivable for Investments Sold	74
Dividends Receivable	19
Receivable from Affiliate	—	@
Receivable for Portfolio Shares Sold	—	@
Other Assets	1
Total Assets	24,644
Liabilities:
Payable for Investments Purchased	131
Payable for Investment Advisory Fees	54
Payable for Portfolio Shares Redeemed	22
Payable for Professional Fees	16
Bank Overdraft	6
Payable for Custodian Fees	5
Payable for Administration Fees	5
Distribution Fees — Class II Shares	1
Payable for Directors’ Fees and Expenses	—	@
Other Liabilities	7
Total Liabilities	247
NET ASSETS	$24,397
Net Assets Consist of:
Paid-in-Capital	$27,995
Accumulated Net Investment Loss	(76)
Accumulated Net Realized Loss	(1,128)
Unrealized Appreciation (Depreciation) on:
Investments	(2,394)
Foreign Currency Translations	—	@
Net Assets	$24,397
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,960,673 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.44

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Small Company Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$115
Dividends from Security of Affiliated Issuer	— @
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	115
Expenses:
Investment Advisory Fees (Note B)	140
Distribution Fees — Class II Shares (Note D)	54
Administration Fees (Note C)	38
Professional Fees	12
Custodian Fees (Note F)	6
Shareholder Reporting Fees	5
Directors’ Fees and Expenses	1
Transfer Agency Fees (Note E)	— @
Other Expenses	4
Total Expenses	260
Voluntary Waiver of Investment Advisory Fees (Note B)	(24)
Distribution Fees — Class II Shares Waived (Note D)	(46)
Rebate from Morgan Stanley Affiliate (Note H)	— @
Net Expenses	190
Net Investment Loss	(75)
Realized Loss:
Investments Sold	(435)
Foreign Currency Transactions	(1)
Net Realized Loss	(436)
Change in Unrealized Appreciation (Depreciation):
Investments	(1,025)
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	(1,025)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,461)
Net Decrease in Net Assets Resulting from Operations	$(1,536)

@  Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Small Company Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Loss	$(75)	$(140)
Net Realized Loss	(436)	(428)
Net Change in Unrealized Appreciation (Depreciation)	(1,025)	11,644
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,536)	11,076
Capital Share Transactions:(1)
Class II:
Subscribed	476	1,918
Redeemed	(8,038)	(5,980)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,562)	(4,062)
Total Increase (Decrease) in Net Assets	(9,098)	7,014
Net Assets:
Beginning of Period	33,495	26,481
End of Period (Including Accumulated Net Investment Loss of $(76) and $(1))	$24,397	$33,495
(1) Capital Share Transactions:
Class II:
Shares Subscribed	36	177
Shares Redeemed	(588)	(576)
Net Decrease in Class II Shares Outstanding	(552)	(399)

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$13.33		$9.09		$16.93	$17.94		$17.36	$15.48
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.05)		(0.03)	(0.10)		(0.14)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.86)		4.29		(6.38)	0.70		2.07	2.01
Total from Investment Operations	(0.89)		4.24		(6.41)	0.60		1.93	1.98
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.43)	(1.61)		(1.35)	(0.10)
Net Asset Value, End of Period	$12.44		$13.33		$9.09	$16.93		$17.94	$17.36
Total Return ++	(6.68	)%#	46.64%		(40.43)%	2.96%		11.84%	12.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,397		$33,495		$26,481	$51,171		$58,336	$50,785
Ratio of Expenses to Average Net Assets(1)	1.25	%+*	1.25	%+	1.25%+	1.25	%+	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets(1)	(0.50	)%+*	(0.49	)%+	(0.23)%+	(0.56	)%+	(0.80)%	(0.19)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	0.00	%§	N/A %	N/A %
Portfolio Turnover Rate	8	%#	30%		38%	52%		68%	72%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.71	%+*	1.70	%+	1.70%+	1.63	%+	1.73%	1.81%
Net Investment Loss to Average Net Assets	(0.96	)%+*	(0.94	)%+	(0.68)%+	(0.94	)%+	(1.28)%	(0.75)%

†	Per share amount is based on average shares outstanding.
++

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

+

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
#	Not Annualized.
*	Annualized.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

At June 30, 2010, the Portfolio did not have any outstanding foreign currency forward contracts.

3.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25% . Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2010, this waiver amounted to approximately $24,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2010, this waiver amounted to approximately $46,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions Paid From:		2008 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$—	$3,974

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, net operating loss, and partnership basis adjustments resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$139	$6	$(145)

At June 30, 2010, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$26,941	$2,640	$(5,034)	$(2,394)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2009, the Portfolio deferred to January 4, 2010, for U.S. Federal income tax purposes, capital losses of approximately $4,000.

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $451,000, of which $130,000 will expire on December 31, 2016 and $321,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H.Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)		Market Value June 30, 2010 (000)
$231	$9,553	$9,589	$	@	$195

@  Amount is less than $500.

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $2,431,000 and $9,360,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred no brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 92.3% for Class II shares.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

K. Indemnifications - The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

Officers

Michael E. Nugent
Chairperson of the Board and Director

Randy Takian
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, MA 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFSCGSAN
IU10-02922P-Y06/10

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Capital Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Expense Examples

Capital Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Actual Ending Account Value 6/30/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Capital Growth Class I	$1,000.00	$940.70	$1,020.58	$4.09	$4.26	0.85%
Capital Growth Class II	1,000.00	939.90	1,019.34	5.29	5.51	1.10

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized.

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio’s performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Portfolio’s management fee, total expense ratio and performance were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

	Shares	Value (000)
Common Stocks (99.7%)
Air Transport (1.9%)
Expeditors International of Washington, Inc.	42,440	$1,465

Alternative Energy (5.3%)
Better Place LLC (a)(b)	173,780	521
Range Resources Corp.	21,431	861
Ultra Petroleum Corp. (c)	63,259	2,799
		4,181
Biotechnology (2.6%)
Illumina, Inc. (c)	47,277	2,058

Casinos & Gambling (5.7%)
Las Vegas Sands Corp. (c)	90,690	2,008
Wynn Resorts Ltd.	32,706	2,494
		4,502
Cement (2.1%)
Cemex S.A.B. de C.V. ADR (c)	67,873	656
Martin Marietta Materials, Inc.	11,537	979
		1,635
Chemicals: Diversified (2.5%)
Monsanto Co.	42,635	1,971

Commercial Finance & Mortgage Companies (2.0%)
BM&F Bovespa SA	246,734	1,586

Commercial Services (5.9%)
Corporate Executive Board Co. (The)	20,911	549
eBay, Inc. (c)	76,158	1,494
Leucadia National Corp. (c)	72,038	1,406
SGS S.A. (Registered)	855	1,151
		4,600
Communications Technology (4.3%)
America Movil S.A.B. de C.V., Class L ADR	26,385	1,253
Cisco Systems, Inc. (c)	47,139	1,004
Research In Motion Ltd. (c)	22,465	1,107
		3,364
Computer Services Software & Systems (18.9%)
Adobe Systems, Inc. (c)	32,301	854
Baidu, Inc. ADR (c)	34,348	2,338
Google, Inc., Class A (c)	9,777	4,350
Salesforce.com, Inc. (c)	23,441	2,012
Tencent Holdings Ltd.	138,000	2,276
Teradata Corp. (c)	67,248	2,050
VMware, Inc., Class A (c)	15,087	944
		14,824
Computer Technology (7.9%)
Apple, Inc. (c)	24,624	6,194

Consumer Lending (11.6%)
American Express Co.	43,110	1,711
Berkshire Hathaway, Inc., Class B (c)	21,657	1,726
CME Group, Inc.	4,464	1,257
Redecard SA	109,651	1,549
Visa, Inc., Class A	40,126	2,839
		9,082
Diversified Retail (6.9%)
Amazon.com, Inc. (c)	43,998	4,807
Sears Holdings Corp. (c)	9,247	598
		5,405
Health Care: Miscellaneous (1.6%)
Alcon, Inc.	8,641	1,281

Hotel/Motel (1.4%)
Accor SA (c)	24,266	1,114

Insurance: Multi-Line (1.4%)
Loews Corp.	32,946	1,097

Medical Equipment (1.6%)
Intuitive Surgical, Inc. (c)	3,897	1,230

Pharmaceuticals (4.6%)
Allergan, Inc.	17,101	996
Gen-Probe, Inc. (c)	10,193	463
Mead Johnson Nutrition Co.	42,716	2,141
		3,600
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A	127,144	2,876

Restaurants (1.8%)
Starbucks Corp.	56,417	1,371

Securities Brokerage & Services (1.2%)
Charles Schwab Corp. (The)	64,734	918

Semiconductors & Components (0.5%)
First Solar, Inc. (c)	3,341	380

Shipping (1.3%)
C.H. Robinson Worldwide, Inc.	18,889	1,051

Wholesale & International Trade (3.0%)
Li & Fung Ltd.	530,000	2,373
Total Common Stocks (Cost $74,848)		78,158

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $331) (d)	331,437	331
Total Investments (100.1%) (Cost $75,179) (e)		78,489
Liabilities in Excess of Other Assets (-0.1%)		(86)
Net Assets (100.0%)		$78,403

(a)	Security has been deemed illiquid at June 30, 2010.
(b)

At June 30, 2010, the Fund held approximately $521,000 of fair valued securities, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(e)

The approximate market value and percentage of total investments, $6,914,000 and 9.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Note A-4 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Air Transport	$1,465	$—	$—	$1,465
Alternative Energy	3,660	—	521	4,181
Biotechnology	2,058	—	—	2,058
Casinos & Gambling	4,502	—	—	4,502
Cement	1,635	—	—	1,635
Chemicals: Diversified	1,971	—	—	1,971
Commercial Finance & Mortgage Companies	1,586	—	—	1,586
Commercial Services	3,449	1,151	—	4,600
Communications Technology	3,364	—	—	3,364
Computer Services Software & Systems	12,548	2,276	—	14,824
Computer Technology	6,194	—	—	6,194
Consumer Lending	9,082	—	—	9,082
Diversified Retail	5,405	—	—	5,405
Health Care: Miscellaneous	1,281	—	—	1,281
Hotel/Motel	—	1,114	—	1,114
Insurance: Multi-Line	1,097	—	—	1,097
Medical Equipment	1,230	—	—	1,230
Pharmaceuticals	3,600	—	—	3,600
Real Estate Investment Trusts (REIT)	2,876	—	—	2,876
Restaurants	1,371	—	—	1,371
Securities Brokerage & Services	918	—	—	918
Semiconductors & Components	380	—	—	380
Shipping	1,051	—	—	1,051
Wholesale & International Trade	—	2,373	—	2,373
Total Common Stocks	70,723	6,914	521	78,158
Short-Term Investment
Investment Company	331		—	331
Total	$71,054	$6,914	$521	$78,489

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2010, the Portfolio did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Balance as of 12/31/09	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	521
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$521
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

Portfolio Composition

Classification	Percentage of Total Investments
Computer Services Software & Systems	18.9%
Consumer Lending	11.6
Computer Technology	7.9
Diversified Retail	6.9
Commercial Services	5.9
Casinos & Gambling	5.7
Alternative Energy	5.3
Other*	37.8
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Capital Growth Portfolio

Statement of Assets and Liabilities

	June 30, 2010 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $74,848)	$78,158
Investment in Security of Affiliated Issuer, at Value (Cost $331)	331
Total Investments in Securities, at Value (Cost $75,179)	78,489
Receivable for Portfolio Shares Sold	80
Dividends Receivable	37
Tax Reclaim Receivable	11
Receivable from Affiliate	—	@
Other Assets	3
Total Assets	78,620
Liabilities:
Payable for Investment Advisory Fees	110
Payable for Portfolio Shares Redeemed	28
Payable for Professional Fees	19
Payable for Administration Fees	17
Payable for Custodian Fees	5
Distribution Fees — Class II Shares	5
Payable for Directors’ Fees and Expenses	2
Other Liabilities	31
Total Liabilities	217
NET ASSETS	$78,403
Net Assets Consist of:
Paid-in-Capital	$90,095
Undistributed Net Investment Loss	(9)
Accumulated Net Realized Loss	(14,993)
Unrealized Appreciation (Depreciation) on:
Investments	3,310
Foreign Currency Translations	—	@
Net Assets	$78,403
CLASS I:
Net Assets	$55,757
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,517,886 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.85
CLASS II:
Net Assets	$22,646
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,449,014 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.63

@  Amount is less than $500.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Capital Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2010 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $15 of Foreign Taxes Withheld)	$412
Dividends from Security of Affiliated Issuer	1
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	413
Expenses:
Investment Advisory Fees (Note B)	226
Administration Fees (Note C)	113
Distribution Fees — Class II Shares (Note D)	48
Shareholder Reporting Fees	19
Professional Fees	15
Custodian Fees (Note F)	6
Directors’ Fees and Expenses	2
Transfer Agency Fees (Note E)	— @
Other Expenses	6
Total Expenses	435
Voluntary Waiver of Investment Advisory Fees (Note B)	(2)
Distribution Fees — Class II Shares Waived (Note D)	(14)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	418
Net Investment Loss	(5)
Realized Gain (Loss):
Investments Sold	1,907
Foreign Currency Exchange Contracts	1
Foreign Currency Transactions	(5)
Net Realized Gain	1,903
Change in Unrealized Appreciation (Depreciation):
Investments	(6,870)
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	(6,870)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(4,967)
Net Decrease in Net Assets Resulting from Operations	$(4,972)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Capital Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited) (000)	Year Ended December 31, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(5)	$79
Net Realized Gain	1,903	16
Net Change in Unrealized Appreciation (Depreciation)	(6,870)	36,492
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,972)	36,587
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(78)	—
Total Distributions	(78)	—
Capital Share Transactions:(1)
Class I:
Subscribed	788	1,862
Distributions Reinvested	78	—
Redeemed	(6,081)	(13,153)
Class II:
Subscribed	4,911	12,331
Redeemed	(8,761)	(5,444)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,065)	(4,404)
Total Increase (Decrease) in Net Assets	(14,115)	32,183
Net Assets:
Beginning of Period	92,518	60,335
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(9) and $74)	$78,403	$92,518
(1) Capital Share Transactions:
Class I:
Shares Subscribed	46	145
Shares Issued on Distributions Reinvested	5	—
Shares Redeemed	(356)	(1,027)
Net Decrease in Class I Shares Outstanding	(305)	(882)
Class II:
Shares Subscribed	289	865
Shares Redeemed	(525)	(413)
Net Increase (Decrease) in Class II Shares Outstanding	(236)	452

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Capital Growth Portfolio

	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$16.87		$10.19		$20.09		$16.48		$15.83	$13.75
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.01		0.02		0.01		0.05		(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss)	(1.01)		6.66		(9.88)		3.56		0.68	2.16
Total from Investment Operations	(1.00)		6.68		(9.87)		3.61		0.65	2.15
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		—		(0.03)		—		—	(0.07)
Net Asset Value, End of Period	$15.85		$16.87		$10.19		$20.09		$16.48	$15.83
Total Return ++	(5.93	)%#	65.55	%**	(49.19)%		21.91%		4.11%	15.71%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$55,757		$64,501		$47,933		$126,476		$124,941	$141,764
Ratio of Expenses to Average Net Assets(1)	0.85	%*+	0.85	%+	0.85	%+	0.82	%+	0.84%	0.83%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.07	%*+	0.16	%+	0.03	%+	0.30	%+	(0.21)%	(0.09)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	13	%#	19%		42%		55%		63%	84%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.86	%*+	0.90	%+	0.85	%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	0.06	%*+	0.11	%+	0.03	%+	N/A		N/A	N/A

†                       Per share amount is based on average shares outstanding.

++               Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

**               Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 65.36%.

+                      The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                      Amount is less than 0.005%.

#                      Not Annualized.

*                      Annualized.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010

Financial Highlights

Capital Growth Portfolio

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$16.63		$10.07		$19.88		$16.34		$15.74	$13.68
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.02)		(0.01)		(0.03)		0.01		(0.07)	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.98)		6.57		(9.78)		3.53		0.67	2.16
Total from Investment Operations	(1.00)		6.56		(9.81)		3.54		0.60	2.11
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—	(0.05)
Net Asset Value, End of Period	$15.63		$16.63		$10.07		$19.88		$16.34	$15.74
Total Return ++	(6.01	)%#	65.14	%**	(49.35)%		21.66%		3.81%	15.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,646		$28,017		$12,402		$26,641		$24,626	$24,838
Ratio of Expenses to Average Net Assets(1)	1.10	%*+	1.10	%+	1.10	%+	1.07	%+	1.09%	1.08%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.18	)%*+	(0.07	)%+	(0.20	)%+	0.05	%+	(0.45)%	(0.33)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	13	%#	19%		42%		55%		63%	84%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.21	%*+	1.25	%+	1.20	%+	1.17	%+	1.19%	1.18%
Net Investment Loss to Average Net Assets	(0.29	)%*+	(0.22	)%+	(0.30	)%+	(0.05	)%+	(0.55)%	(0.43)%

†                       Per share amount is based on average shares outstanding.

++               Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

**               Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 64.95%.

+                      The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                      Amount is less than 0.005%.

#                      Not Annualized.

*                      Annualized.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Capital Growth Portfolio (formerly, Equity Growth Portfolio). The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) for the period is reflected in the Statement of Operations.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2010, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Derivatives: The Portfolio may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

The Portfolio adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency	Foreign Currency
Contracts Risk	Exchange Contracts	$1

All open derivative positions at period end are reflected on the Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period.

4.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee,

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2010, these waivers amounted to approximately $2,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to May 3, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2010, this waiver amounted to approximately $14,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Prior to May 3, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions Paid From:		2008 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$167	$—

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustment for return of capital sold, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(1)	$19	$(18)

At December 31, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$78	$—

At June 30, 2010, cost and unrealized appreciation depreciation for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$75,179	$14,354	$(11,044)	$3,310

At December 31, 2009, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $15,932,000, of which, $9,012,000 will expire on December 31, 2010, $6,918,000 will expire on December 31, 2011 and $2,000 will expire on December 31, 2017.

Additionally, approximately $182,000 of capital loss carryforward has been brought forward as a result of the Portfolio’s merger with the LSA Capital Growth Fund. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire on December 31, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

A summary of the Portfolio’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market Value December 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2010 (000)
$2,313	$13,907	$15,889	$1	$331

For the six months ended June 30, 2010, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $11,259,000 and $18,473,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Portfolio incurred less than $500 of brokerage commissions with Morgan Stanley & Co. Incorporated and Citigroup, Inc., affiliated brokers/dealers.

I. Other: At June 30, 2010, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 83.4% and 81.3% for Class I and Class II shares, respectively.

J. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

K. Indemnifications: The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein
Francis J. Smith
W. Allen Reed	Treasurer and Principal Financial Officer

Fergus Reid	Custodian
State Street Bank and Trust Company
Investment Adviser and Administrator	One Lincoln Street
Morgan Stanley Investment Management Inc.	Boston, MA 02111
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Dechert LLP
Distributor	1095 Avenue of the Americas
Morgan Stanley Distribution, Inc.	New York, New York 10036
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Dividend Disbursing and Transfer Agent	Boston, Massachusetts 02116-5072
Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-(800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-869-NEWS.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
IU10-02914P-Y06/10

16

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2010